UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09086

TD Asset Management USA Funds Inc.

(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)

399 Park Avenue 32nd Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

Kevin LeBlanc, TD Asset Management USA Funds Inc.

399 Park Avenue 32nd Floor, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-827-7061

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TD Asset Management

SEMIANNUAL REPORT

April 30, 2013 (Unaudited)

TD Asset Management USA Funds Inc.

TDAM Money Market Portfolio

–	Investor Class
–	Premium Class
–	Class A
–	Select Class

TDAM U.S. Government Portfolio

–	Investor Class
–	Class A

TDAM Municipal Portfolio

–	Investor Class
–	Class A

TDAM California Municipal Money Market Portfolio

–	Investor Class
–	Class A

TDAM New York Municipal Money Market Portfolio

–	Investor Class
–	Class A

®/ The TD logo and other trade-marks are the property of The Toronto-Dominion Bank or a wholly-owned subsidiary, in Canada and/or other countries.

TD ASSET MANAGEMENT USA FUNDS INC.

Board of Directors and Executive Officers

DIRECTORS
Barbara F. Palk Interested Director	Peter B. M. Eby Corporate Director
James E. Kelly Consultant and Attorney	Donald J. Herrema Founder of BlackSterling Partners, LLC and Former CEO of Bessemer Trust
Lawrence J. Toal Retired CEO of The Dime Savings Bank and Former Chairman, President and CEO of Dime Bancorp, Inc.
EXECUTIVE OFFICERS
Kevin LeBlanc President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator TDAM USA Inc. 31 West 52nd Street New York, NY 10019	Transfer Agent TD Ameritrade Clearing, Inc. 200 South 108th Avenue Omaha, NE 68154-2631
Independent Registered Public Accounting Firm Ernst & Young LLP One Commerce Square 2005 Market Street Philadelphia, PA 19103	Shareholder Servicing Agent TD Ameritrade, Inc. P.O. Box 2209 Omaha, NE 68103-2209 Client Services Department 800-669-3900
Custodian BNY Mellon One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001

2

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

The first half of the fiscal year was an exciting one for us here at TD Asset Management USA. TD Bank completed its acquisition of Epoch Investment Partners, and the acquisition will strengthen our U.S. business and enhance our U.S. and global equity offerings. In addition, we launched a number of new funds in March, broadening our selection of investment solutions. These new funds have January 31 as the fiscal year end and are not included in this report.

U.S. financial markets also enjoyed a successful first half of fiscal 2013 (October 31, 2012 to April 30, 2013), with both fixed income and equity markets gaining over the period. The positive results came as investor confidence was buoyed by improving U.S. economic news and by ongoing accommodative monetary policies from global central banks.

Equities performed very well, with the S&P 500 Index rising 14.42% over the six-months and reaching several all-time highs during the period. All ten of the Index’s sectors were up from October-April, led by the Consumer Discretionary, Health Care and Financials sectors.

Overall, bonds also posted positive results for the six months, but they were much more muted than the strong returns generated by equities. Both Treasuries and corporate bonds rose modestly. As a result, the Barclays Capital U.S. Aggregate Bond Index was up 0.90% over the period. While yields are low in absolute terms, corporate bonds continue to offer a yield advantage over government bonds, which led them to outperform governments over the period.

The performance of the U.S. dollar was strong against a basket of foreign currencies over the six-month period, rising against the British pound, Canadian dollar and Japanese yen.

While financial markets gained from October-April, the period certainly had its challenges, including concern over the U.S. fiscal cliff, the impact of sequester-related cutbacks, Cypriot bailout conditions and political uncertainty in Spain and Italy. However, on balance the positives outweighed the negatives. In Europe, Greece’s bailout loans were successfully restructured, European officials created a proposal for a banking union, the European Central Bank indicated it would continue with its monetary easing policies and the European Commission hinted that alternatives to austerity may become appropriate, a change that would be welcomed by austerity weary Europeans. In the U.S., investors welcomed signs of a nascent recovery in the economy.

In particular, housing was a bright spot, and vehicle sales, manufacturing and employment all showed signs of improvement. In April, existing home sales were up 11% year over year, housing starts were up 21% year over year in spite of a pullback in April and vehicle sales were up 8% year over year. After contracting in November, manufacturing expanded modestly for the rest of the period. The Institute of Supply Management Manufacturing Index registered a reading of 50.7 in April (50 is the mid-point between contraction and expansion). Employment increased by 165,000 in April, which was well ahead of estimates, and the unemployment rate declined over the first six months of fiscal 2013, moving from 7.9% in October to 7.5% in April.

Based on the first estimate, the U.S. economy grew at an annualized rate of 2.5% in the first quarter of 2013, which was up significantly from its 0.4% rate in the final quarter of 2012. Personal spending and service spending helped to fuel first quarter growth, although sequester related declines in government spending did moderate growth somewhat. Inflation remains benign; the annual headline rate was 1.1% in April and the annual core rate was 1.7%.

To assist the economic recovery, the U.S. Federal Reserve (the Fed) maintained its highly accommodative stance. The Fed’s overall policy remained little changed as it held rates in the zero to 0.25% range over the period. In December, the Fed established certain thresholds at which it will reconsider its current accommodative stance, including unemployment falling below 6.5% and inflation rising above 2.5%. In its May 1, 2013, policy announcement, it noted that the economy was growing moderately but was being restrained by fiscal policies. The Fed announced that its asset purchase programs will continue at a pace of $85 billion per month, and it indicated that it stands ready to increase or decrease them as warranted by changes in employment and inflation.

3

Looking Ahead

Heading into the second half of the fiscal year, we remain of the view that we are in a period of low economic growth and low investment returns. We continue to be mindful of macro economic factors, including slow global economic growth and elevated sovereign debt levels. While challenges remain, the probability of extreme economic and market outcomes has decreased recently, aided by economic improvements in the U.S. and continuing high levels of central bank liquidity globally. We anticipate that governments will maintain their accommodative stances for some time to come.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Kevin LeBlanc
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

June 3, 2013

An investment in the Money Market Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call your financial advisor or TD Ameritrade, Inc. Institutional at 800-431-3500 or TD Ameritrade, Inc. Client Services at 800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

4

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2012 through April 30, 2013.)

The table on the following page illustrates your Portfolio’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual Portfolios. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

5

Disclosure of Portfolio Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Annualized Expense Ratios 11/1/12 to 4/30/13	Expenses Paid During Period* 11/1/12 to 4/30/13
TDAM Money Market Portfolio – Investor Class
Actual	$1,000.00	$1,000.10	0.18%	$0.89
Hypothetical (5% Return before expenses)	1,000.00	1,023.90	0.18	0.90
TDAM Money Market Portfolio – Premium Class
Actual	1,000.00	1,000.10	0.18	0.89
Hypothetical (5% Return before expenses)	1,000.00	1,023.90	0.18	0.90
TDAM Money Market Portfolio – Class A
Actual	1,000.00	1,000.10	0.18	0.89
Hypothetical (5% Return before expenses)	1,000.00	1,023.90	0.18	0.90
TDAM Money Market Portfolio – Select Class
Actual	1,000.00	1,000.10	0.18	0.89
Hypothetical (5% Return before expenses)	1,000.00	1,023.90	0.18	0.90
TDAM U.S. Government Portfolio – Investor Class
Actual	1,000.00	1,000.00	0.13	0.64
Hypothetical (5% Return before expenses)	1,000.00	1,024.15	0.13	0.65
TDAM U.S. Government Portfolio – Class A
Actual	1,000.00	1,000.00	0.13	0.64
Hypothetical (5% Return before expenses)	1,000.00	1,024.15	0.13	0.65
TDAM Municipal Portfolio – Investor Class
Actual	1,000.00	1,000.00	0.14	0.69
Hypothetical (5% Return before expenses)	1,000.00	1,024.10	0.14	0.70
TDAM Municipal Portfolio – Class A
Actual	1,000.00	1,000.00	0.14	0.69
Hypothetical (5% Return before expenses)	1,000.00	1,024.10	0.14	0.70
TDAM California Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.00	0.12	0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.20	0.12	0.60
TDAM California Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.00	0.12	0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.20	0.12	0.60
TDAM New York Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.00	0.13	0.64
Hypothetical (5% Return before expenses)	1,000.00	1,024.15	0.13	0.65
TDAM New York Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.00	0.13	0.64
Hypothetical (5% Return before expenses)	1,000.00	1,024.15	0.13	0.65
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value for the period, multiplied by 181/365 (to reflect one-half year period)

6

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 4/30/2013 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. The Investment Manager and its affiliates from time to time may waive the Portfolio’s fees or assume certain Portfolio expenses in an effort to maintain certain net yields for the Portfolios. Accordingly, any waiver or expense reduction will have the effect of increasing yield to investors during the period of the expense reduction. Certain of the Portfolio’s fees are currently being waived voluntarily in an effort to maintain certain net yields. The performance information shown above reflects such voluntary fee waivers, which may be reduced or eliminated at any time. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Portfolio compositions are subject to change.
***	U.S. Government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

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TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 4/30/2013 (Unaudited) (Continued)

****	Income may be subject to federal alternative minimum tax.
†	Tax-equivalent yields for the Investor Class shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.02%, 0.02% and 0.02%, respectively; and the tax-equivalent yields for the Class A shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.02%, 0.02% and 0.02%, respectively. This is assuming a 2012 maximum federal tax rate of 39.6% for the Municipal Portfolio, 51.9% federal and state for the California Municipal Money Market Portfolio, and 48.4% federal and state for the New York Municipal Money Market Portfolio.

8

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-669-3900, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Individual Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

9

Statements of Assets and Liabilities

April 30, 2013 (Unaudited)

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
ASSETS
Cost of investments and repurchase agreements (Note 2)	$2,694,061,976	$915,935,335	$863,981,427	$329,179,927	$168,606,000
Investments in securities, at value	$2,365,971,976	$706,341,335	$863,981,427	$329,179,927	$168,606,000
Repurchase agreements, at value (Note 2)	328,090,000	209,594,000	—	—	—
TOTAL INVESTMENTS	2,694,061,976	915,935,335	863,981,427	329,179,927	168,606,000
Cash	316	588	28,067	7,610	16,343
Receivable for capital shares sold	31,199,768	16,110,722	10,381,115	5,428,915	1,165,626
Interest receivable	1,815,832	1,177,622	744,722	51,444	31,074
Prepaid expenses	471,138	69,368	58,706	35,234	29,586
TOTAL ASSETS	2,727,549,030	933,293,635	875,194,037	334,703,130	169,848,629
LIABILITIES
Payable for capital shares redeemed	30,762,317	24,242,371	11,848,165	3,548,267	1,486,944
Payable for securities purchased	25,748,374	—	—	—	—
Payable to Investment Manager and its affiliates (Note 3)	229,034	43,628	79,482	23,643	8,518
Dividends payable to shareholders	998	209	244	100	102
Other accrued expenses	271,666	102,303	103,903	53,732	40,818
TOTAL LIABILITIES	57,012,389	24,388,511	12,031,794	3,625,742	1,536,382
NET ASSETS	$2,670,536,641	$908,905,124	$863,162,243	$331,077,388	$168,312,247
Net assets consist of:
Paid-in-capital ($0.0001 par value common stock, 31 billion, 14 billion, 10 billion, 8 billion and 4 billion shares authorized, respectively)	$2,670,522,110	$908,876,887	$863,161,985	$331,082,820	$168,349,571
Undistributed (distributions in excess of) net investment income	27,600	30,378	258	(459)	(1,244)
Accumulated net realized losses from security transactions	(13,069)	(2,141)	—	(4,973)	(36,080)
Net assets, at value	$2,670,536,641	$908,905,124	$863,162,243	$331,077,388	$168,312,247
Investor Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($722,982,312 ÷ 723,001,249 shares)	($625,707,123 ÷ 625,692,558 shares)	($406,337,050 ÷ 406,359,008 shares)	($163,832,468 ÷ 163,828,899 shares)	($101,773,564 ÷ 101,807,019 shares)
Premium Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($118,445,107 ÷ 118,453,342 shares)
Class A net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($1,311,127,770 ÷ 1,311,082,825 shares)	($283,198,001 ÷ 283,184,591 shares)	($456,825,193 ÷ 456,803,478 shares)	($167,244,920 ÷ 167,253,921 shares)	($66,538,683 ÷ 66,562,131 shares)
Select Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($517,981,452 ÷ 517,984,693 shares)

Please see accompanying notes to financial statements

10

Statements of Operations

For the Six-Month Period Ended April 30, 2013 (Unaudited)

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
INVESTMENT INCOME
Interest Income	$2,527,716	$633,535	$644,855	$229,127	$132,246
EXPENSES
Distribution fees (Note 3)	6,208,568	2,172,584	2,172,666	838,000	471,868
Shareholder servicing fees (Note 3)	2,714,121	1,143,504	1,103,219	426,131	242,865
Transfer agent fees (Note 3)	1,317,346	457,397	441,283	170,451	97,145
Investment management fees (Note 3)	1,227,911	457,397	441,283	170,451	97,145
Directors' fees (Note 4)	15,695	15,695	15,695	15,695	15,695
Registration fees	284,363	37,942	36,994	27,056	23,401
Shareholder reports and mailing	215,644	77,164	36,639	16,485	11,037
Professional fees	98,787	47,255	46,808	31,387	27,151
Custody fees	44,880	20,188	33,204	15,412	12,066
Other expenses	58,493	23,031	37,673	18,279	13,161
TOTAL EXPENSES	12,185,808	4,452,157	4,365,464	1,729,347	1,011,534
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(9,793,126)	(3,864,469)	(3,765,433)	(1,517,416)	(889,014)
NET EXPENSES	2,392,682	587,688	600,031	211,931	122,520
NET INVESTMENT INCOME	135,034	45,847	44,824	17,196	9,726
NET REALIZED GAINS (LOSSES) FROM SECURITY TRANSACTIONS	(10,836)	880	—	1,691	1,040
NET INCREASE IN NET ASSETS FROM OPERATIONS	$124,198	$46,727	$44,824	$18,887	$10,766

Please see accompanying notes to financial statements

11

Statements of Changes in Net Assets

	TDAM MONEY MARKET PORTFOLIO		TDAM U.S. GOVERNMENT PORTFOLIO		TDAM MUNICIPAL PORTFOLIO
	Six-Month Period Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six-Month Period Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six-Month Period Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$135,034	$268,249	$45,847	$87,837	$44,824	$83,569
Net realized gains (losses) from security transactions	(10,836)	15,834	880	(3,022)	—	—
Net increase in net assets from operations	124,198	284,083	46,727	84,815	44,824	83,569
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(38,193)	(77,807)	(31,530)	(56,535)	(21,095)	(40,879)
Premium Class	(6,355)	(16,659)	—	—	—	—
Class A	(63,878)	(120,504)	(14,317)	(31,302)	(23,729)	(42,690)
Select Class	(26,608)	(53,280)	—	—	—	—
From net realized gains
Investor Class	(4,735)	(23,894)	—	(1,817)	—	(412)
Premium Class	(796)	(5,197)	—	—	—	—
Class A	(7,625)	(33,369)	—	(1,066)	—	(436)
Select Class	(3,247)	(16,923)	—	—	—	—
Total dividends and distributions to shareholders	(151,437)	(347,633)	(45,847)	(90,720)	(44,824)	(84,417)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	985,591,982	1,879,120,308	2,069,945,663	3,088,787,895	523,296,451	953,470,366
Shares issued in reinvestment of dividends	35,496	76,243	30,771	55,581	20,041	39,618
Payments for shares redeemed	(1,026,615,959)	(1,980,347,297)	(2,016,014,263)	(3,080,735,858)	(525,533,054)	(952,644,138)
Net increase (decrease) in net assets from Investor Class shares	(40,988,481)	(101,150,746)	53,962,171	8,107,618	(2,216,562)	865,846
Premium Class:
Proceeds from shares sold	24,805,193	76,736,465	—	—	—	—
Shares issued in reinvestment of dividends	6,057	18,178	—	—	—	—
Payments for shares redeemed	(37,494,686)	(129,254,162)	—	—	—	—
Net decrease in net assets from Premium Class shares	(12,683,436)	(52,499,519)	—	—	—	—
Class A:
Proceeds from shares sold	2,789,124,451	5,747,089,974	649,167,704	1,547,971,684	891,901,896	1,544,392,941
Shares issued in reinvestment of dividends	62,541	117,742	13,923	30,054	22,654	41,286
Payments for shares redeemed	(2,758,516,689)	(5,625,468,256)	(653,455,885)	(1,639,669,332)	(861,931,572)	(1,530,561,371)
Net increase (decrease) in net assets from Class A shares	30,670,303	121,739,460	(4,274,258)	(91,667,594)	29,992,978	13,872,856
Select Class:
Proceeds from shares sold	931,005,775	2,192,983,815	—	—	—	—
Shares issued in reinvestment of dividends	25,882	51,366	—	—	—	—
Payments for shares redeemed	(933,815,920)	(2,310,986,127)	—	—	—	—
Net decrease in net assets from Select Class shares	(2,784,263)	(117,950,946)	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	(25,785,877)	(149,861,751)	49,687,913	(83,559,976)	27,776,416	14,738,702
TOTAL INCREASE (DECREASE) IN NET ASSETS	(25,813,116)	(149,925,301)	49,688,793	(83,565,881)	27,776,416	14,737,854
NET ASSETS:
Beginning of period	2,696,349,757	2,846,275,058	859,216,331	942,782,212	835,385,827	820,647,973
End of period	$2,670,536,641	$2,696,349,757	$908,905,124	$859,216,331	$863,162,243	$835,385,827
Undistributed net investment income, end of period	$27,600	$27,600	$30,378	$30,378	$258	$258

Please see accompanying notes to financial statements

12

Statements of Changes in Net Assets

	TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO		TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
	Six-Month Period Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six-Month Period Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$17,196	$31,504	$9,726	$16,799
Net realized gains (losses) from security transactions	1,691	593	1,040	(36,531)
Net increase (decrease) in net assets from operations	18,887	32,097	10,766	(19,732)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(8,183)	(15,988)	(5,382)	(9,680)
Class A	(9,013)	(15,516)	(4,344)	(7,119)
Total dividends and distributions to shareholders	(17,196)	(31,504)	(9,726)	(16,799)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	183,995,914	363,430,685	194,545,171	250,419,747
Shares issued in reinvestment of dividends	7,916	15,497	5,095	9,360
Payments for shares redeemed	(183,143,107)	(355,425,260)	(188,128,249)	(247,260,616)
Net increase in net assets from Investor Class shares	860,723	8,020,922	6,422,017	3,168,491
Class A:
Proceeds from shares sold	515,734,641	787,740,927	191,714,904	354,817,737
Shares issued in reinvestment of dividends	8,597	15,073	4,211	6,879
Payments for shares redeemed	(503,522,565)	(790,050,541)	(220,729,384)	(315,109,419)
Net increase (decrease) in net assets from Class A shares	12,220,673	(2,294,541)	(29,010,269)	39,715,197
Net increase (decrease) in net assets from capital share transactions	13,081,396	5,726,381	(22,588,252)	42,883,688
TOTAL INCREASE (DECREASE) IN NET ASSETS	13,083,087	5,726,974	(22,587,212)	42,847,157
NET ASSETS:
Beginning of period	317,994,301	312,267,327	190,899,459	148,052,302
End of period	$331,077,388	$317,994,301	$168,312,247	$190,899,459
Distributions in excess of net investment income, end of period	$(459)	$(459)	$(1,244)	$(1,244)

Please see accompanying notes to financial statements

13

Financial Highlights

For the six-month period ended April 30, 2013 (unaudited) and years ended October 31,
For a Share Outstanding Throughout the Periods

TDAM Money Market Portfolio

	Investor Class
	2013ˆ		2012		2011		2010	2009	2008
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.002	0.024
Net realized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	(0.000)*	0.000 *	(0.000)*
Total from operations	0.000	*	0.000	*	0.000	*	0.001	0.002	0.024
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.002)	(0.024)
Distributions from net realized gains	(0.000	)*	(0.000	)*	—		(0.000)*	(0.000)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.002)	(0.024)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total investment return†	0.01%		0.01%		0.03%		0.05%	0.24%	2.47%
Net assets end of period (000)	$722,982		$763,979		$865,149		$2,380,748	$3,406,167	$8,105,457
Ratio of net expenses to average net assets	0.18	%‡	0.25%		0.20%		0.24%	0.65%	0.93%
Ratio of total expenses to average net assets	0.94	%‡	0.97%		0.92%		0.94%	0.99%	0.93%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.03%		0.05%	0.29%	2.47%

TDAM Money Market Portfolio

	Premium Class
	2013ˆ		2012		2011		2010	2009	2008
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.003	0.028
Net realized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	(0.000)*	0.000 *	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.001	0.003	0.028
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.003)	(0.028)
Distributions from net realized gains	(0.000	)*	(0.000	)*	—		(0.000)*	(0.000)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.003)	(0.028)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total investment return†	0.01%		0.01%		0.03%		0.05%	0.32%	2.81%
Net assets end of period (000)	$118,445		$131,130		$183,634		$272,820	$432,395	$923,397
Ratio of net expenses to average net assets	0.18	%‡	0.25%		0.20%		0.24%	0.55%	0.60%
Ratio of total expenses to average net assets	0.61	%‡	0.63%		0.58%		0.61%	0.66%	0.60%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.03%		0.05%	0.39%	2.80%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2013.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements

14

Financial Highlights (continued)

TDAM Money Market Portfolio

	Class A
	2013ˆ		2012		2011		2010	2009	2008
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.002	0.023
Net realized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	(0.000)*	0.000 *	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.001	0.002	0.023
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.002)	(0.023)
Distributions from net realized gains	(0.000	)*	(0.000	)*	—		(0.000)*	(0.000)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.002)	(0.023)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total investment return†	0.01%		0.01%		0.03%		0.05%	0.22%	2.39%
Net assets end of period (000)	$1,311,128		$1,280,470		$1,158,756		$2,038,349	$2,829,856	$6,372,553
Ratio of net expenses to average net assets	0.18	%‡	0.25%		0.20%		0.24%	0.67%	1.01%
Ratio of total expenses to average net assets	1.02	%‡	1.05%		1.00%		1.02%	1.07%	1.01%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.03%		0.05%	0.27%	2.32%

TDAM Money Market Portfolio

	Select Class
	2013ˆ		2012		2011		2010	2009	2008
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.003	0.028
Net realized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	(0.000)*	0.000 *	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.001	0.003	0.028
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.003)	(0.028)
Distributions from net realized gains	(0.000	)*	(0.000	)*	—		(0.000)*	(0.000)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.003)	(0.028)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total investment return†	0.01%		0.01%		0.03%		0.05%	0.32%	2.80%
Net assets end of period (000)	$517,982		$520,771		$638,736		$1,343,207	$1,737,197	$3,326,644
Ratio of net expenses to average net assets	0.18	%‡	0.25%		0.20%		0.24%	0.55%	0.61%
Ratio of total expenses to average net assets	0.62	%‡	0.65%		0.60%		0.62%	0.67%	0.61%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.03%		0.05%	0.37%	2.55%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2013.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements

15

Financial Highlights (continued)

TDAM U.S. Government Portfolio

	Investor Class
	2013ˆ		2012		2011		2010		2009	2008
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.002	0.019
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	0.000	*	0.000 *	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.002	0.019
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)	(0.019)
Distributions from net realized gains	—		(0.000	)*	—		(0.000	)*	(0.000)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)	(0.019)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.00%		0.01%		0.02%		0.03%		0.18%	1.93%
Net assets end of period (000)	$625,707		$571,744		$563,640		$812,061		$1,301,583	$2,957,140
Ratio of net expenses to average net assets	0.13	%‡	0.13%		0.14%		0.18%		0.40%	0.96%
Ratio of total expenses to average net assets	0.95	%‡	0.95%		0.92%		0.95%		0.97%	0.96%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.02%		0.03%		0.22%	1.88%

TDAM U.S. Government Portfolio

	Class A
	2013ˆ		2012		2011		2010		2009	2008
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.002	0.017
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	0.000	*	0.000 *	0.001
Total from operations	0.000		0.000	*	0.000	*	0.000	*	0.002	0.018
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)	(0.018)
Distributions from net realized gains	—		(0.000	)*	—		(0.000	)*	(0.000)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)	(0.018)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.00%		0.01%		0.02%		0.03%		0.16%	1.85%
Net assets end of period (000)	$283,198		$287,472		$379,142		$617,696		$1,448,840	$2,982,096
Ratio of net expenses to average net assets	0.13	%‡	0.13%		0.14%		0.18%		0.41%	1.04%
Ratio of total expenses to average net assets	1.03	%‡	1.03%		1.00%		1.03%		1.05%	1.04%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.02%		0.03%		0.19%	1.67%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2013.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements

16

Financial Highlights (continued)

TDAM Municipal Portfolio

	Investor Class
	2013ˆ		2012		2011		2010		2009	2008
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001	0.015
Net realized gains on investments	—		—		0.000	*	0.000	*	0.000 *	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.001	0.015
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.015)
Distributions from net realized gains	—		(0.000	)*	—		(0.000	)*	—	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.015)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.00%		0.01%		0.02%		0.04%		0.14%	1.55%
Net assets end of period (000)	$406,337		$408,554		$407,688		$461,176		$513,920	$623,347
Ratio of net expenses to average net assets	0.14	%‡	0.17%		0.22%		0.29%		0.54%	1.02%
Ratio of total expenses to average net assets	0.95	%‡	0.95%		0.94%		0.98%		1.02%	1.02%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.02%		0.03%		0.14%	1.55%

TDAM Municipal Portfolio

	Class A
	2013ˆ		2012		2011		2010		2009	2008
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001	0.014
Net realized gains on investments	—		—		0.000	*	0.000	*	0.000 *	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.001	0.014
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.014)
Distributions from net realized gains	—		(0.000	)*	—		(0.000	)*	—	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.014)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.00%		0.01%		0.02%		0.04%		0.11%	1.46%
Net assets end of period (000)	$456,825		$426,832		$412,960		$319,332		$305,829	$510,305
Ratio of net expenses to average net assets	0.14	%‡	0.17%		0.22%		0.29%		0.58%	1.10%
Ratio of total expenses to average net assets	1.03	%‡	1.03%		1.02%		1.06%		1.10%	1.10%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.02%		0.03%		0.13%	1.43%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2013.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements

17

Financial Highlights (continued)

TDAM California Municipal Money Market Portfolio

	Investor Class
	2013ˆ		2012		2011		2010		2009	2008
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001	0.014
Net realized gains (losses) on investments	0.000	*	0.000	*	—		(0.000	)*	—	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.001	0.014
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.014)
Distributions from net realized gains	—		—		—		—		—	(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.014)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.00%		0.01%		0.02%		0.03%		0.08%	1.42%
Net assets end of period (000)	$163,832		$162,971		$154,950		$171,433		$186,565	$258,561
Ratio of net expenses to average net assets	0.12	%‡	0.16%		0.18%		0.22%		0.43%	1.00%
Ratio of total expenses to average net assets	0.97	%‡	0.98%		0.98%		0.99%		1.03%	1.00%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.02%		0.03%		0.08%	1.42%

TDAM California Municipal Money Market Portfolio

	Class A
	2013ˆ		2012		2011		2010		2009	2008
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001	0.013
Net realized gains (losses) on investments	0.000	*	0.000	*	—		(0.000	)*	—	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.001	0.013
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.013)
Distributions from net realized gains	—		—		—		—		—	(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.013)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.00%		0.01%		0.02%		0.03%		0.06%	1.34%
Net assets end of period (000)	$167,245		$155,023		$157,317		$102,786		$104,865	$152,766
Ratio of net expenses to average net assets	0.12	%‡	0.16%		0.18%		0.22%		0.44%	1.08%
Ratio of total expenses to average net assets	1.05	%‡	1.06%		1.05%		1.07%		1.11%	1.08%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.02%		0.03%		0.06%	1.32%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2013.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements

18

Financial Highlights (concluded)

TDAM New York Municipal Money Market Portfolio

	Investor Class
	2013ˆ		2012		2011		2010		2009	2008
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001	0.014
Net realized gains (losses) on investments	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*	—	0.000 *
Total from operations	0.000	*	(0.000	)*	0.000	*	0.000	*	0.001	0.014
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.014)
Distributions from net realized gains	—		—		—		—		(0.000)*	(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.014)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.00%		0.01%		0.02%		0.03%		0.07%	1.45%
Net assets end of period (000)	$101,773		$95,351		$92,206		$92,234		$100,830	$129,654
Ratio of net expenses to average net assets	0.13	%‡	0.14%		0.17%		0.23%		0.48%	1.05%
Ratio of total expenses to average net assets	1.00	%‡	1.02%		1.03%		1.05%		1.12%	1.05%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.02%		0.03%		0.07%	1.42%

TDAM New York Municipal Money Market Portfolio

	Class A
	2013ˆ		2012		2011		2010		2009		2008
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.013
Net realized gains (losses) on investments	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*	—		0.000 *
Total from operations	0.000	*	(0.000	)*	0.000	*	0.000	*	0.000	*	0.013
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.013)
Distributions from net realized gains	—		—		—		—		(0.000	)*	(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.013)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.02%		0.03%		0.05%		1.37%
Net assets end of period (000)	$66,539		$95,548		$55,846		$56,814		$69,795		$92,113
Ratio of net expenses to average net assets	0.13	%‡	0.14%		0.17%		0.23%		0.51%		1.13%
Ratio of total expenses to average net assets	1.08	%‡	1.10%		1.11%		1.13%		1.19%		1.13%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.02%		0.03%		0.04%		1.35%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2013.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements

19

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2013 (unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. This shareholder report only applies to the following series of the Company: the TDAM Money Market Portfolio (the “Money Market Portfolio”), the TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”), the TDAM Municipal Portfolio (the “Municipal Portfolio”), the TDAM California Municipal Money Market Portfolio (the “California Portfolio”) and the TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified investment portfolio, except for the California Portfolio and the New York Portfolio, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, respectively, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Portfolios’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share. The Company accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2013 (unaudited)

Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of April 30, 2013, all the investments for the Money Market, U.S. Government, Municipal, California and New York Portfolios are classified as Level 2. For details of investment classifications, reference the Schedules of Investments.

For the six-month period ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the six-month period ended April 30, 2013, there have been no significant changes to the Portfolios’ fair valuation methodologies.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Investment Manager (under procedures adopted by the Company’s Board of Directors), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Income — Interest income, including accretion and amortization of discounts and premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e., “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the six-month period ended April 30, 2013, there were no earnings credits.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2013 (unaudited)

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc. (the “Investment Manager”), a wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10 of 1% of the first $1 billion of average daily net assets of each such Portfolio, 0.09 of 1% of the next $1 billion, and 0.08 of 1% of average daily net assets of each such Portfolio over $2 billion.

The Investment Manager and its affiliates from time to time may waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for each Portfolio (in each case, a “Voluntary Waiver,” and collectively, the “Voluntary Waivers”).

These Voluntary Waivers are subject to cancellation or modification by the Investment Manager and its affiliates at any time.

TDAM USA Inc. (the “Administrator”) has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Portfolio. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Portfolios. The Administrator pays Citi’s fees for providing these services.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The Shareholder Services Agreement provides that each Portfolio and Class (other than the Premium Class and Select Class of the Money Market Portfolio) pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.25 of 1% of average daily net assets. Each of the Premium Class and Select Class of the Money Market Portfolio pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.05 of 1% of its average daily net assets.

TD Ameritrade Clearing, Inc. (the “Transfer Agent”), an affiliate of the Investment Manager, has been retained under a Transfer Agency Agreement to perform certain transfer agency services for each Portfolio and Class. For such services, each Portfolio and Class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10 of 1% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05 of 1% of average daily net assets.

The Portfolios’ Distribution Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Investor Class and Class A of each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% and 0.53%, respectively, of the annual average daily net assets of each such class; the Premium Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.365% of its annual average daily net assets; and the Select Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.33% of its annual average daily net assets. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD Ameritrade, Inc. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors (“Rule 12b-1 Agreements”).

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2013 (unaudited)

For the six-month period ended April 30, 2013, the Investment Manager and its affiliates earned, waived and/or reimbursed certain fees and assumed certain expenses as follows:

	Investment Management Fees	Investment Management Fees Waived	Distribution Fees	Distribution Fees Waived	Shareholder Service Fees	Shareholder Service Fees Waived	Transfer Agent Fees	Transfer Agent Fees Waived
Money Market Portfolio	$1,227,911	$—	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	$1,717,052	$1,717,052	$953,914	$953,383	$381,562	$255,292
Premium Class	N/A	N/A	231,701	231,620	31,740	27,659	31,740	14,311
Class A	N/A	N/A	3,382,562	3,382,562	1,595,548	1,595,040	638,213	427,817
Select Class	N/A	N/A	877,253	877,253	132,919	132,663	265,831	178,474
U.S. Government Portfolio	457,397	111,678	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	1,415,546	1,415,546	786,411	786,399	314,561	300,827
Class A	N/A	N/A	757,038	757,038	357,093	357,089	142,836	135,892
Municipal Portfolio	441,283	90,574	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	934,663	934,663	519,255	519,255	207,700	187,325
Class A	N/A	N/A	1,238,003	1,238,003	583,964	583,964	233,583	211,649
California Portfolio	170,451	86,364	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	367,873	367,873	204,373	204,370	81,749	80,014
Class A	N/A	N/A	470,127	470,127	221,758	221,755	88,702	86,913
New York Portfolio	97,145	77,188	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	241,921	241,921	134,400	134,394	53,759	53,734
Class A	N/A	N/A	229,947	229,947	108,465	108,461	43,386	43,369

All fees are earned, waived and reimbursed at the Class level of each Portfolio, with the exception of Investment Management fees which are earned, waived and reimbursed at the portfolio level of each Portfolio.

As of April 30, 2013, the breakout of the Payable to Investment Manager and its affiliates and the reductions of the amounts Due from the Investment Manager and its affiliates from waivers on the Statements of Assets and Liabilities for each Portfolio are as follows:

	Investment Management Fees Payable	Investment Management Fees Waived	Distribution Fees Payable	Distribution Fees Waived	Shareholder Service Fees Payable	Shareholder Service Fees Waived	Transfer Agent Fees Payable	Transfer Agent Fees Waived
Money Market Portfolio	$200,486	$—	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	$270,605	$270,605	$150,335	$150,260	$60,134	$52,533
Premium Class	N/A	N/A	35,971	35,971	4,928	4,927	4,928	3,649
Class A	N/A	N/A	567,469	567,469	267,675	267,675	107,069	93,085
Select Class	N/A	N/A	140,993	140,993	21,363	21,363	42,725	37,117
U.S. Government Portfolio	76,289	32,661	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	239,233	239,233	132,907	132,907	52,464	52,464
Class A	N/A	N/A	122,571	122,571	57,817	57,817	23,825	23,825
Municipal Portfolio	72,608	6,159	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	153,518	153,518	85,288	85,288	34,175	28,042
Class A	N/A	N/A	204,018	204,018	96,235	96,235	38,433	31,533
California Portfolio	28,041	7,593	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	60,002	60,002	33,334	33,334	13,449	11,914
Class A	N/A	N/A	77,951	77,951	36,770	36,770	14,592	12,932
New York Portfolio	15,807	7,309	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	41,908	41,908	23,282	23,282	8,747	8,737
Class A	N/A	N/A	34,419	34,419	16,235	16,235	7,060	7,050

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2013 (unaudited)

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $45,000, payable quarterly;
2.	a meeting fee of $5,000 for each regular meeting attended in person;
3.	a meeting fee of $2,500 for each regular meeting attended by telephone;
4.	for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $2,500 for each such meeting attended;
5.	a meeting fee of $5,000 for each special meeting attended in person;
6.	Retainer for Independent Board Chair is $10,000 annually, payable quarterly; and
7.	Retainer for Audit Committee Chair is $5,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

Note 5 — Credit Risk

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

The income from each Portfolio will vary with changes in prevailing interest rates. In addition, each Portfolio’s investments are subject to “credit risk,” which is the risk that an issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Portfolios that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, as discussed above, not all of these securities in which the U.S. Government Portfolio (and each other Portfolio of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes substantially all of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2013 (unaudited)

record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax years (the current and prior 3 tax year ends), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The tax character of distributions declared to shareholders during the fiscal year ended October 31, 2012, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Totals
Money Market Portfolio	2012	$—	$347,633	$—	$347,633
U.S. Government Portfolio	2012	—	90,720	—	90,720
Municipal Portfolio	2012	82,948	621	848	84,417
California Portfolio	2012	30,874	630	—	31,504
New York Portfolio	2012	15,425	1,374	—	16,799

As of October 31, 2012, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Money Market Portfolio	$64,730	$—	$—	$(22,960)	$41,770
U.S. Government Portfolio	37,720	—	(3,022)	(7,341)	27,357
Municipal Portfolio	—	7,407	—	(7,149)	258
California Portfolio	—	2,309	(6,664)	(2,768)	(7,123)
New York Portfolio	—	330	(37,118)	(1,576)	(38,364)

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances as of and for the period ended April 30, 2013 have not been determined as of the date of this report.

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2013 (unaudited)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2012, the breakdown of capital loss carryforwards was as follows:

	Expiring October 31,
	2016	2018	2019	Total
California Portfolio	$6,583	$81	$—	$6,664
New York Portfolio	—	148	439	587

Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss*
U.S. Government Portfolio	$3,022
New York Portfolio	36,531
*	This table should be used in conjunction with the capital loss carryforwards table.

During the year ended October 31, 2012, the California Portfolio utilized $593 of capital loss carryforwards to offset capital gains.

As of April 30, 2013, the cost of investments of the Portfolios for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 7 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements as of the date of the report.

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TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 40.1%
BANKS — 7.5%
Australia & New Zealand Banking Group
0.18%, 8/13/13 (A)(B)	$25,000,000	$24,987,000
Caisse Centrale Desjardins du Quebec
0.17%, 5/15/13 (A)(B)	25,000,000	24,998,347
0.18%, 6/12/13 (A)(B)	25,000,000	24,994,750
0.17%, 6/14/13 (A)(B)	25,000,000	24,994,806
0.19%, 7/2/13 (A)(B)	25,000,000	24,991,819
Commonwealth Bank of Australia
0.18%, 6/7/13 (A)(B)	24,000,000	23,995,560
0.18%, 6/17/13 (A)(B)	26,000,000	25,994,060
0.17%, 7/15/13 (A)(B)	25,000,000	24,991,146
		199,947,488
DOMESTIC/FOREIGN BANK SUPPORTED — 2.8%
CPPIB Capital Inc. (GTY: Canada Pension Plan Investment Board)
0.16%, 5/14/13 (A)(B)	25,000,000	24,998,556
0.17%, 7/25/13 (A)(B)	25,000,000	24,989,965
0.16%, 7/26/13 (A)(B)	25,000,000	24,990,444
		74,978,965
INDUSTRIAL & OTHER COMMERCIAL PAPER — 29.8%
Board of Trustees of The Leland Stanford Junior University
0.15%, 5/16/13 (A)	9,000,000	8,999,438
0.15%, 6/13/13 (A)	48,000,000	47,991,400
California State, EFA
0.15%, 5/15/13	23,272,000	23,272,000
Dean Health Systems
0.18%, 6/4/13 (A)	33,000,000	32,994,390
General Electric Capital
0.17%, 7/16/13 (A)	47,000,000	46,983,132
National Australia Funding Delaware
0.17%, 7/24/09 (A)(B)	25,000,000	24,990,375
0.18%, 5/6/13 (A)(B)	25,000,000	24,999,392
Old Line Funding
0.21%, 8/9/13 (A)(B)	25,000,000	24,985,417
President and Fellows of Harvard College (A)
0.12%, 5/9/13	28,130,000	28,129,250
Procter & Gamble
0.10%, 5/7/13 (A)(B)	25,000,000	24,999,583
0.14%, 6/11/13 (A)(B)	24,000,000	23,996,173
Province of Ontario Canada
0.15%, 5/22/13 (A)	22,142,000	22,140,063
0.12%, 5/28/13 (A)	47,000,000	46,995,770

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Province of Quebec Canada
0.13%, 6/12/13 (A)(B)	$25,000,000	$24,996,208
0.15%, 8/20/13 (A)(B)	24,000,000	23,988,900
PSP Capital
0.17%, 7/18/13 (A)(B)	32,000,000	31,988,560
Trinity Health
0.16%, 6/26/13 (A)	51,000,000	50,987,307
0.15%, 6/27/13 (A)	30,000,000	29,992,875
University of California
0.13%, 5/20/13 (A)	19,000,000	18,998,696
0.18%, 5/21/13 (A)	30,000,000	29,997,000
0.14%, 7/10/13 (A)	24,200,000	24,193,412
University of Texas Permanent University Funding System
0.11%, 6/3/13	14,700,000	14,700,000
0.15%, 6/5/13	15,000,000	15,000,000
0.16%, 6/6/13	12,000,000	12,000,000
0.15%, 6/6/13	12,000,000	12,000,000
0.17%, 7/9/13	18,000,000	18,000,000
0.15%, 7/17/13	25,000,000	25,000,000
Yale University
0.17%, 5/2/13 (A)	24,000,000	23,999,887
0.15%, 5/7/13 (A)	17,000,000	16,999,575
0.16%, 6/3/13 (A)	32,000,000	31,995,307
0.18%, 8/14/13 (A)	8,895,000	8,890,330
		795,204,440
TOTAL COMMERCIAL PAPER		1,070,130,893
MUNICIPAL OBLIGATIONS — 22.8%
Albany, Industrial Development Agency, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.25%, 5/2/13 (C)(D)	2,000,000	2,000,000
Baton Rouge Parish, Exxon Project, AMT, RB
0.18%, 5/1/13 (D)	9,000,000	9,000,000
Board of Trustees of Michigan State University, TECP
0.14%, 6/4/13	21,000,000	21,000,000
0.14%, 6/5/13	7,600,000	7,600,000
0.13%, 6/12/13	23,055,000	23,055,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.20%, 5/2/13 (D)	3,500,000	3,500,000
California State, EFA, Stanford University Project, Ser L, RB
0.20%, 5/1/13 (D)	2,955,000	2,955,000
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.20%, 5/1/13 (C)(D)	3,200,000	3,200,000

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TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS (continued)
California State, Infrastructure & Economic Development Bank, Buck Institute Age Research Project, RB, (LOC: U.S. Bank N.A.)
0.21%, 5/1/13 (D)	$100,000	$100,000
California State, Kindergarten Project, Ser A-3, GO, (LOC: State Street Bank & Trust Co.)
0.16%, 5/1/13 (D)	1,300,000	1,300,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.18%, 5/2/13 (D)	2,970,000	2,970,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.20%, 5/1/13 (D)	2,800,000	2,800,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.17%, 5/1/13 (D)	7,800,000	7,800,000
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.17%, 5/1/13 (D)	5,600,000	5,600,000
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.16%, 5/1/13 (D)	2,500,000	2,500,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.21%, 5/2/13 (C)(D)	3,030,000	3,030,000
Chicago, Ser D-2, GO, (LOC: Northern Trust Company)
0.21%, 5/1/13 (D)	14,000,000	14,000,000
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.19%, 5/1/13 (D)	3,000,000	3,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.19%, 5/2/13 (D)	$2,900,000	$2,900,000
Connecticut State, HEFA, Yale University Project, Ser Y-3, RB
0.15%, 5/1/13 (D)	10,950,000	10,950,000
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.22%, 5/2/13 (D)	57,005,000	57,005,000
Emery County, PCFA, Pacificorp Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.22%, 5/1/13 (D)	3,500,000	3,500,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.25%, 5/2/13 (D)	3,350,000	3,350,000
Harris County, IDC, Exxon Project, AMT, RB
0.18%, 5/1/13 (D)	15,300,000	15,300,000
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.23%, 5/1/13 (C)(D)	5,000,000	5,000,000
Illinois State, DFA, American College of Surgeons Project, RB, (LOC: Northern Trust Company)
0.40%, 5/3/13 (D)	6,000,000	6,000,000
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.22%, 5/1/13 (D)	3,000,000	3,000,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.18%, 5/1/13 (D)	1,250,000	1,250,000
Johns Hopkins University, TECP
0.13%, 7/9/13	9,000,000	9,000,000
Kern Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.20%, 5/2/13 (D)	1,962,000	1,962,000
Lincoln County, PCFA, Exxon Project, Ser A, AMT, RB
0.18%, 5/1/13 (D)	6,000,000	6,000,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.18%, 5/1/13 (D)	8,700,000	8,700,000

28

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS (continued)
Lower Neches Valley Authority, IDC, Exxon-Mobil Project, RB
0.17%, 5/1/13 (D)	$46,000,000	$46,000,000
Lower Neches Valley Authority, IDC, Ser B-2, AMT, RB
0.18%, 5/1/13 (D)	15,000,000	15,000,000
Metro Atlanta, Rapid Transportation Authority, TECP
0.12%, 7/8/13	40,000,000	40,000,000
Michigan State, Building Authority, TECP
0.17%, 6/6/13	40,000,000	40,000,000
Michigan State, HDA, Ser B, AMT, RB, (LOC: Fannie Mae)
0.25%, 5/1/13 (C)(D)	800,000	800,000
Minnesota State, Office of Higher Education, Ser A, RB, (LOC: U.S. Bank N.A.)
0.18%, 5/2/13 (D)	17,000,000	17,000,000
Missouri State, HEFA, Health Care Project, Ser E, RB, (LOC: PNC Bank N.A.)
0.18%, 5/1/13 (D)	10,200,000	10,200,000
Missouri State, HEFA, Lutheran Senior Services Project, RB, (LOC: PNC Bank N.A.)
0.22%, 5/2/13 (D)	3,000,000	3,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.19%, 5/2/13 (D)	790,000	790,000
New York City, Industrial Development Agency, MSMC Realty Corp. Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.22%, 5/1/13 (D)	2,400,000	2,400,000
New York City, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB
0.21%, 5/1/13 (D)	25,005,000	25,005,000
New York City, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.19%, 5/1/13 (D)	15,760,000	15,760,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
New York State, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.23%, 5/1/13 (D)	$12,000,000	$12,000,000
New York State, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.20%, 5/1/13 (C)(D)	2,000,000	2,000,000
New York State, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.23%, 5/1/13 (C)(D)	2,800,000	2,800,000
New York State, HFA, Dekalb Ace Project, Ser B, RB, (LOC: Wachovia Bank, N.A.)
0.21%, 5/1/13 (D)	2,620,000	2,620,000
New York State, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.23%, 5/1/13 (C)(D)	2,600,000	2,600,000
Norfolk Virginia, IDA, TECP
0.15%, 6/20/13	8,000,000	8,000,000
Rhode Island State, SLA, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.20%, 5/1/13 (D)	16,000,000	16,000,000
Rhode Island State, SLA, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.15%, 5/1/13 (D)	13,000,000	13,000,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.21%, 5/1/13 (D)	3,600,000	3,600,000
Texas State, Veterans Housing Project, GO, (LIQ: JPMorgan Chase Bank, N.A.)
0.18%, 5/1/13 (D)	10,900,000	10,900,000
Tompkins County, Industrial Development Agency, Civic Facility Cornell Project, Ser A, RB
0.16%, 5/2/13 (D)	3,500,000	3,500,000
University of California, Ser Z-1, RB
0.17%, 5/2/13 (D)	10,000,000	10,000,000

29

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS (continued)
University of California, Ser Z-2, RB
0.18%, 5/2/13 (D)	$9,000,000	$9,000,000
Vermont State, Student Assistance Authority, Ser B-1, AMT, RB, (LOC: BNY Mellon)
0.20%, 5/2/13 (D)	9,465,000	9,465,000
Virginia State, Small Business Financing Authority, Carilion Clinic Obligations Project, Ser B, RB, (LOC: PNC Bank N.A.)
0.17%, 5/1/13 (D)	20,000,000	20,000,000
Wayne County, Airport Authority, Detroit Metropolitan Wayne Airport Project, Ser E-2, AMT, RB, (LOC: PNC Bank N.A.)
0.22%, 5/1/13 (D)	6,400,000	6,400,000
Wisconsin State, TECP
0.13%, 7/3/13	12,000,000	12,000,000
TOTAL MUNICIPAL OBLIGATIONS		609,167,000
CERTIFICATES OF DEPOSIT — 13.2%
Australia & New Zealand Banking Group, NY
0.15%, 5/23/13	25,000,000	25,000,000
Bank of Montreal, IL
0.16%, 5/8/13	25,000,000	25,000,000
0.16%, 5/10/13	25,000,000	25,000,000
0.15%, 5/30/13	25,000,000	25,000,000
Bank of Nova Scotia, TX
0.29%, 5/31/13	25,000,000	25,000,062
0.20%, 6/19/13	24,000,000	24,000,000
0.19%, 6/21/13	19,000,000	19,000,000
Canadian Imperial Bank of Commerce, NY
0.12%, 5/3/13	25,000,000	25,000,000
0.12%, 6/10/13	25,000,000	25,000,000
0.13%, 7/2/13	25,000,000	25,000,000
Canadian Imperial Bank of Commerce, NY
0.55%, 5/1/13	25,000,000	25,000,000
JPMorgan Chase Bank
0.18%, 7/26/13	20,000,000	20,000,000
National Australia Bank
0.17%, 5/22/13	25,000,000	25,000,000
Royal Bank of Canada, NY
0.54%, 5/1/13	15,000,000	15,000,000
0.43%, 5/1/13	25,000,000	25,000,000
TOTAL CERTIFICATES OF DEPOSIT		353,000,062

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 5.9%
BANKS — 2.3%
Caisse Centrale Desjardins du Quebec
1.70%, 9/16/13 (B)	$10,000,000	$10,054,160
Royal Bank of Canada MTN
2.10%, 7/29/13	39,435,000	39,614,797
US Bancorp MTN
2.00%, 6/14/13	3,500,000	3,507,558
Wachovia Corp. MTN
5.50%, 5/1/13	8,000,000	8,000,000
		61,176,515
DOMESTIC/FOREIGN BANK SUPPORTED — 2.3%
Academy of the New Church (LOC: Wells Fargo Bank, N.A.)
0.20%, 2/1/25 (E)	21,130,000	21,130,000
Corporate Finance Managers Inc., Ser B (LOC: Wells Fargo Bank, N.A.)
0.20%, 2/2/43 (E)	39,525,000	39,525,000
Lauren Co. LLC, Ser 2003 (LOC: Wells Fargo Bank, N.A.)
0.25%, 7/1/33 (E)	215,000	215,000
PCP Investors LLC (LOC: Wells Fargo Bank, N.A.)
0.20%, 12/1/24 (E)	1,300,000	1,300,000
		62,170,000
FINANCIALS — 0.2%
General Electric Capital MTN
4.80%, 5/1/13	5,000,000	5,000,000
INDUSTRIAL — 1.1%
Wal-Mart Stores
4.55%, 5/1/13	29,500,000	29,500,000
TOTAL CORPORATE OBLIGATIONS		157,846,515
REGIONAL GOVERNMENT OBLIGATIONS — 3.8%
Export Development Canada
3.50%, 5/16/13	7,312,000	7,322,198
0.35%, 5/24/13 (B)	49,000,000	49,004,626
0.20%, 6/7/13	46,000,000	46,002,887
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		102,329,711
U.S. GOVERNMENT AGENCY OBLIGATION — 2.8%
FREDDIE MAC, DISCOUNT NOTE — 2.8%
0.09%, 5/13/13 (A)(C)	73,500,000	73,497,795
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		73,497,795

30

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS — 12.3%
Counterparty: Bank of Montreal 0.14% dated 4/30/13, due 5/1/13 in the amount of $89,391,348, fully collateralized by various U.S. Treasury Obligations, par value $7,758,000 – $68,674,000, coupon range 3.75% – 11.25%, maturity range 2/15/15 – 8/15/41, value $91,178,849	$89,391,000	$89,391,000
Counterparty: Bank of Nova Scotia 0.15% dated 4/30/13, due 5/1/13 in the amount of $118,699,495, fully collateralized by a $120,822,185 U.S. Treasury Note, coupon 0.50%, maturity 10/15/13 value $121,073,485	118,699,000	118,699,000
Counterparty: RBC Capital Markets Corp. 0.13% dated 4/30/13, due 5/1/13 in the amount of $120,000,433, fully collateralized by various U.S. Treasury Obligations, par value $23,637,400 – $65,183,100, coupon range 0.25%-2.00%, maturity range 6/15/14 – 11/15/21, value $122,400,038	120,000,000	120,000,000
TOTAL REPURCHASE AGREEMENTS		328,090,000
TOTAL INVESTMENTS (Cost $2,694,061,976) — 100.9%		2,694,061,976
OTHER ASSETS AND LIABILITIES, NET — (0.9)%		(23,525,335)
NET ASSETS — 100.0%		$2,670,536,641

(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2013, these securities amounted to $538,929,847 or 20.18% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(D)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2013. Date shown is the date on which the Portfolio can unconditionally demand payment.
(E)	Variable rate security. The rate shown is the current rate on April 30, 2013. Date shown represents the final maturity date.

AMT — Alternative Minimum Tax

DFA — Developmental Finance Authority

EFA — Educational Facilities Authority

GO — General Obligation

GTY — Guarantee

HDA — Housing Development Authority

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDC — Industrial Development Corp.

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LOC — Letter of Credit

MFA — Municipal Finance Authority

MFH — Multi-Family Housing

MTN — Medium Term Note

N.A. — National Association

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

SLA — Student Loan Authority

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements

31

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 75.0%
FANNIE MAE — 6.6%
1.75%, 5/7/13 (A)	$35,000,000	$35,009,406
4.05%, 5/28/13 (A)	5,000,000	5,014,533
1.50%, 6/26/13 (A)	20,000,000	20,041,919
		60,065,858
FANNIE MAE, DISCOUNT NOTE — 14.5%
0.11%, 6/5/13 (A)(B)	39,351,000	39,346,792
0.11%, 6/12/13 (A)(B)	50,000,000	49,993,583
0.13%, 6/19/13 (A)(B)	22,500,000	22,496,172
0.06%, 7/24/13 (A)(B)	20,000,000	19,997,200
		131,833,747
FEDERAL FARM CREDIT BANK — 1.1%
0.22%, 7/23/13	10,000,000	10,002,435
FEDERAL HOME LOAN BANK — 11.0%
0.18%, 5/15/13 (C)	12,125,000	12,124,928
0.24%, 5/16/13	12,500,000	12,500,065
0.19%, 5/21/13 (C)	25,000,000	25,000,000
0.16%, 6/13/13 (C)	20,000,000	19,999,640
0.42%, 6/21/13	30,000,000	30,014,723
		99,639,356
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 17.7%
0.09%, 5/17/13 (B)	50,000,000	49,998,000
0.08%, 5/31/13 (B)	24,000,000	23,998,400
0.16%, 6/5/13 (B)	12,500,000	12,498,056
0.08%, 7/5/13 (B)	25,000,000	24,996,615
0.06%, 7/17/13 (B)	50,000,000	49,993,583
		161,484,654
FREDDIE MAC — 5.5%
4.13%, 9/27/13 (A)	49,000,000	49,799,256
FREDDIE MAC, DISCOUNT NOTE — 18.6%
0.08%, 5/6/13 (A)(B)	20,000,000	19,999,767
0.09%, 5/13/13 (A)(B)	23,500,000	23,499,295
0.14%, 5/28/13 (A)(B)	25,000,000	24,997,431
0.08%, 7/8/13 (A)(B)	25,000,000	24,996,317
0.07%, 7/15/13 (A)(B)	75,000,000	74,989,062
		168,481,872
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		681,307,178
U.S. TREASURY OBLIGATION — 2.7%
U.S. Treasury Note
3.63%, 5/15/13	25,000,000	25,034,157
TOTAL U.S. TREASURY OBLIGATION		25,034,157

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS — 23.1%
Counterparty: Bank of Montreal 0.14% dated 4/30/13, due 5/1/13 in the amount of $29,594,115, fully collateralized by various U.S. Treasury Obligations, par value $10,238,300 – $17,926,500, coupon range 0.63% – 3.75%, maturity range 8/31/17 – 8/15/41, value $30,185,950	$29,594,000	$29,594,000
Counterparty: Bank of Nova Scotia 0.15% dated 4/30/13, due 5/1/13 in the amount of $100,000,417, fully collateralized by a $101,788,713 U.S. Treasury Note, coupon 0.50%, maturity 10/15/13 value $102,000,425	100,000,000	100,000,000
Counterparty: RBC Capital Markets Corp. 0.13% dated 4/30/13, due 5/1/13 in the amount of $80,000,289, fully collateralized by various U.S. Treasury Obligations, par value $24,157,500 – $53,679,300, coupon range 1.38% – 2.00%, maturity range 2/28/19 – 11/15/21, value $81,600,096	80,000,000	80,000,000
TOTAL REPURCHASE AGREEMENTS		209,594,000
TOTAL INVESTMENTS (Cost $915,935,335) — 100.8%		915,935,335
OTHER ASSETS AND LIABILITIES, NET — (0.8)%		(7,030,211)
NET ASSETS — 100.0%		$908,905,124
(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Variable rate security. The rate shown is the current rate on April 30, 2013. Date shown represents the final maturity date.

Please see accompanying notes to financial statements

32

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 94.5%
ALABAMA — 0.5%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.42%, 5/2/13 (A)	$4,650,000	$4,650,000
ARIZONA — 1.5%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.19%, 5/1/13 (A)	12,870,000	12,870,000
CALIFORNIA — 6.7%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.20%, 5/2/13 (A)	2,700,000	2,700,000
California State, EFA, TECP
0.15%, 5/15/13	10,000,000	10,000,000
0.09%, 5/23/13	25,200,000	25,200,000
California State, HFA, MFH Project, Ser B, AMT, RB, (TCLF: Fannie Mae; Freddie Mac)
0.22%, 5/1/13 (A)	985,000	985,000
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.20%, 5/1/13 (A)(B)	2,030,000	2,030,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.19%, 5/1/13 (A)	240,000	240,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.16%, 5/1/13 (A)	2,000,000	2,000,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.22%, 5/2/13 (A)	8,100,000	8,100,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.23%, 5/1/13 (A)	7,100,000	7,100,000
		58,355,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COLORADO — 0.3%
Boulder County, Housing Authority, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.32%, 5/2/13 (A)	$985,000	$985,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.27%, 5/2/13 (A)	1,900,000	1,900,000
Colorado State, Housing & Finance Authority, Warneke Paper Box Co. Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.36%, 5/2/13 (A)	300,000	300,000
		3,185,000
CONNECTICUT — 1.8%
Connecticut State, HEFA, TECP
0.14%, 7/9/13	6,990,000	6,990,000
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.19%, 5/2/13 (A)	8,690,000	8,690,000
		15,680,000
FLORIDA — 1.1%
Alachua County, Housing Finance Authority, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.22%, 5/1/13 (A)(B)	6,910,000	6,910,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.22%, 5/1/13 (A)(B)	2,200,000	2,200,000
		9,110,000
GEORGIA — 5.0%
Douglas County, Development Authority, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.26%, 5/2/13 (A)	4,100,000	4,100,000
Main Street Natural Gas Inc., Ser A, RB, (LIQ: Royal Bank of Canada)
0.22%, 5/2/13 (A)	20,000,000	20,000,000

33

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
GEORGIA (continued)
Metro Atlanta, Rapid Transportation Authority, TECP
0.12%, 7/8/13	$7,000,000	$7,000,000
Monroe County, Development Authority, Oglethorpe Power Corp. Project, RB, (LOC: Bank of Montreal)
0.23%, 5/1/13 (A)	12,500,000	12,500,000
		43,600,000
IDAHO — 0.7%
Idaho State, TRAN
2.00%, 6/28/13	6,250,000	6,267,834
ILLINOIS — 9.6%
Chicago Board of Education, Dedicated Revenues Project, Ser A-2, GO, (LOC: Northern Trust Company)
0.18%, 5/2/13 (A)	13,780,000	13,780,000
Chicago, Ser D-1, GO, (LOC: Bank of Montreal)
0.21%, 5/1/13 (A)	2,000,000	2,000,000
Chicago, Ser D-2, GO, (LOC: Northern Trust Company)
0.21%, 5/1/13 (A)	5,100,000	5,100,000
Illinois Finance Authority, Ser, RB
0.17%, 5/1/13 (A)	12,800,000	12,800,000
Illinois State, EFA, Adler Planetarium Project, RB, (LOC: PNC Bank N.A.)
0.22%, 5/1/13 (A)	6,200,000	6,200,000
Illinois State, EFA, TECP
0.15%, 5/1/13	12,075,000	12,075,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.20%, 5/2/13 (A)	1,800,000	1,800,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.22%, 5/2/13 (A)	3,700,000	3,700,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser F, RB, (LOC: Bank of Montreal)
0.22%, 5/2/13 (A)	$11,345,000	$11,345,000
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser G, RB, (LOC: Bank of Montreal)
0.22%, 5/2/13 (A)	5,000,000	5,000,000
Illinois State, Finance Authority, Rush University Medical Center Project, Ser A, RB, (LOC: Northern Trust Company)
0.22%, 5/2/13 (A)	3,600,000	3,600,000
Lake County, Solid Waste Disposal, Countryside Landfill Inc. Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.27%, 5/2/13 (A)	2,100,000	2,100,000
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.37%, 5/1/13 (A)	3,630,000	3,630,000
		83,130,000
INDIANA — 1.2%
Indiana State, DFA, Sheet Metal Workers Local 20, RB, (LOC: U.S. Bank, N.A.)
0.37%, 5/2/13 (A)	425,000	425,000
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.22%, 5/2/13 (A)	2,700,000	2,700,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.22%, 5/1/13 (A)	4,000,000	4,000,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.22%, 5/1/13 (A)	3,000,000	3,000,000
		10,125,000

34

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
IOWA — 1.4%
Iowa State, Finance Authority Industrial Development, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.26%, 5/2/13 (A)	$6,950,000	$6,950,000
Iowa State, Finance Authority Industrial Development, Embria Health Sciences Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.36%, 5/2/13 (A)	910,000	910,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.22%, 5/2/13 (A)	4,280,000	4,280,000
		12,140,000
KENTUCKY — 1.3%
City of Williamstown, League of Cities Funding Trust, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.24%, 5/3/13 (A)	2,960,000	2,960,000
Kentucky State, Higher Education Student Loan Corp., Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.20%, 6/5/13 (A)	8,500,000	8,500,000
		11,460,000
MARYLAND — 3.0%
Johns Hopkins University, TECP
0.10%, 6/6/13	11,200,000	11,200,000
0.13%, 7/9/13	7,141,000	7,141,000
0.17%, 7/17/13	7,455,000	7,455,000
		25,796,000
MASSACHUSETTS — 1.4%
Massachusetts State, HEFA, TECP
0.11%, 5/2/13	5,300,000	5,300,000
0.11%, 5/7/13	7,500,000	7,500,000
		12,800,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MICHIGAN — 11.3%
Board of Trustees of Michigan State University, TECP
0.14%, 6/5/13	$17,000,000	$17,000,000
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
0.24%, 5/2/13 (A)	8,100,000	8,100,000
Michigan State, HDA, Ser B, AMT, RB, (LOC: Fannie Mae)
0.25%, 5/1/13 (A)(B)	12,500,000	12,500,000
Michigan State, HFA, TECP
0.14%, 6/4/13	24,000,000	24,000,000
Missouri State, HEFA, TECP
0.12%, 7/1/13	18,000,000	18,000,000
University of Michigan, TECP
0.14%, 6/3/13	8,000,000	8,000,000
Wayne County, Airport Authority, Detroit Metropolitan Wayne Airport Project, Ser E-2, AMT, RB, (LOC: PNC Bank N.A.)
0.22%, 5/1/13 (A)	9,600,000	9,600,000
		97,200,000
MINNESOTA — 4.8%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: Royal Bank of Canada)
0.21%, 5/2/13 (A)	7,200,000	7,200,000
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: U.S. Bank, N.A.)
0.23%, 5/2/13 (A)	10,750,000	10,750,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.20%, 5/2/13 (A)	23,985,000	23,985,000
		41,935,000

35

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MISSOURI — 3.7%
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
0.22%, 5/1/13 (A)	$7,000,000	$7,000,000
Missouri State, HEFA, Lutheran Senior Services Project, RB, (LOC: PNC Bank N.A.)
0.22%, 5/2/13 (A)	13,650,000	13,650,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.21%, 5/1/13 (A)	11,000,000	11,000,000
		31,650,000
NEVADA — 0.7%
Clark County, Airport System Revenue, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.18%, 5/1/13 (A)	6,000,000	6,000,000
NEW MEXICO — 3.5%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.19%, 5/2/13 (A)	22,000,000	22,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.19%, 5/2/13 (A)	8,400,000	8,400,000
		30,400,000
NEW YORK — 5.8%
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.18%, 5/1/13 (A)	8,400,000	8,400,000
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.20%, 5/3/13 (A)	5,000,000	5,000,000
New York City, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.23%, 5/1/13 (A)(B)	2,500,000	2,500,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
New York City, Ser F-6, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.22%, 5/1/13 (A)	$2,400,000	$2,400,000
New York State, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.23%, 5/1/13 (A)	2,000,000	2,000,000
New York State, Housing Finance Agency, Gotham West Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.20%, 5/1/13 (A)	8,000,000	8,000,000
New York State, Liberty Development, World Trade Center Project, Ser A-1, RB
0.25%, 5/22/13 (A)	5,460,000	5,460,000
New York State, Power Authority, GO
0.17%, 9/1/13 (A)	3,000,000	3,000,000
New York State, Power Authority, TECP
0.14%, 5/13/13	1,000,000	1,000,000
Port Authority of New York and New Jersey, TECP
0.15%, 5/8/13	12,590,000	12,590,000
Triborough Bridge & Tunnel Authority, Ser B-2B, RB, (LOC: CALSTRS)
0.18%, 5/1/13 (A)	100,000	100,000
		50,450,000
OHIO — 4.3%
Allen County, Ohio Hospital Facilities, Catholic Healthcare Project, Ser D, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.20%, 5/1/13 (A)	6,800,000	6,800,000
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.22%, 5/2/13 (A)	13,000,000	13,000,000
Franklin County, Health Care, Ohio Presbyterian Project, Ser A, RB, (LOC: PNC Bank N.A.)
0.22%, 5/2/13 (A)	7,000,000	7,000,000

36

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
OHIO (continued)
Parma, Hospital Improvement, Parma Community General Hospital Project, Ser A, RB, (LOC: PNC Bank N.A.)
0.22%, 5/2/13 (A)	$10,450,000	$10,450,000
		37,250,000
OREGON — 1.0%
Oregon State, Ser A, TRAN
2.00%, 6/28/13	9,000,000	9,025,967
PENNSYLVANIA — 1.8%
Pennsylvania State University, Ser B, RB
0.22%, 6/1/13 (A)	10,000,000	10,000,000
Philadelphia, Authority for Industrial Development, Ser B-3, RB, (LOC: PNC Bank N.A.)
0.22%, 5/2/13 (A)	5,325,000	5,325,000
		15,325,000
TEXAS — 7.7%
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.25%, 5/2/13 (A)	10,000,000	10,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.25%, 5/2/13 (A)(C)	13,000,000	13,000,000
Harris County, Cultural Education Facilities Finance Corp., Hermann Health Project, Ser D-3, RB, (LOC: Northern Trust Company)
0.20%, 5/2/13 (A)	5,000,000	5,000,000
Houston, TRAN
2.00%, 6/28/13	18,500,000	18,553,382
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.20%, 5/1/13 (A)	3,000,000	3,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.21%, 5/1/13 (A)	$4,000,000	$4,000,000
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.24%, 5/2/13 (A)(B)	5,800,000	5,800,000
University of Texas, Permanent University Funding System, Ser A, RB
0.19%, 5/2/13 (A)	4,900,000	4,900,000
		64,253,382
UTAH — 1.6%
Park City, Ski & Snowboard Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.21%, 5/2/13 (A)	4,260,000	4,260,000
Utah State, Housing Corp., Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.23%, 5/2/13 (A)	9,265,000	9,265,000
		13,525,000
VERMONT — 3.6%
Vermont State, Student Assistance Authority, Ser B-1, AMT, RB, (LOC: BNY Mellon)
0.20%, 5/2/13 (A)	30,760,000	30,760,000
VIRGINIA — 1.6%
Norfolk, IDA, TECP
0.15%, 6/20/13	13,500,000	13,500,000
WASHINGTON — 3.8%
Olympia, Economic Development Corp., Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.26%, 5/2/13 (A)	800,000	800,000

37

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
WASHINGTON (continued)
Washington State, Economic Development Finance Authority, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.26%, 5/2/13 (A)	$100,000	$100,000
Washington State, Housing Finance Commission, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.25%, 5/2/13 (A)(B)	9,320,000	9,320,000
Washington State, Housing Finance Commission, Bremerton Senior Living Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.25%, 5/2/13 (A)(B)	6,200,000	6,200,000
Washington State, Housing Finance Commission, Eagle's Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.25%, 5/2/13 (A)(B)	6,365,000	6,365,000
Washington State, Housing Finance Commission, Lake Wash Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.24%, 5/1/13 (A)	1,525,000	1,525,000
Washington State, Housing Finance Commission, Merrill Gardens Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.25%, 5/2/13 (A)(B)	2,000,000	2,000,000
Washington State, Housing Finance Commission, Oxford Square Apartments Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.26%, 5/2/13 (A)	2,250,000	2,250,000
Washington State, Housing Finance Commission, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.25%, 5/2/13 (A)(B)	4,620,000	4,620,000
		33,180,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
WISCONSIN — 2.2%
Wisconsin State, TECP
0.12%, 7/2/13	$13,500,000	$13,500,000
0.13%, 7/3/13	5,000,000	5,000,000
		18,500,000
WYOMING — 1.6%
Wyoming State, Student Loan Corp., Ser A-2, RB, (LOC: Royal Bank of Canada)
0.21%, 5/2/13 (A)	13,950,000	13,950,000
TOTAL MUNICIPAL OBLIGATIONS		816,073,183
TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.6%
Freddie Mac, MFC, Ser M001, Cl A
0.28%, 5/2/13 (A)(B)	18,869,643	18,869,643
Freddie Mac, MFC, Ser M002, AMT, RB
0.28%, 5/2/13 (A)(B)	19,367,378	19,367,378
Freddie Mac, MFC, Ser M008, AMT, RB
0.28%, 5/2/13 (A)(B)(C)	9,671,223	9,671,223
TOTAL TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS		47,908,244
TOTAL INVESTMENTS (Cost $863,981,427) — 100.1%		$863,981,427
OTHER ASSETS AND LIABILITIES, NET — (0.1)%		(819,184)
NET ASSETS — 100.0%		$863,162,243
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2013. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2013, these securities amounted to $22,671,223 or 2.63% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.

38

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2013 (unaudited)

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers' Retirement System

Cl — Class

DFA — Development Finance Authority

EFA — Educational Facilities Authority

GO — General Obligation

HDA — Housing Development Authority

HDC — Housing Development Corp.

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Authority

HFC — Housing Finance Corp.

IDA — Industrial Development Authority

IDRB — Industrial Development Revenue Bond

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LOC — Letter of Credit

MFC — Multi-Family Certificates

MFH — Multi-Family Housing

N.A. — National Association

PCFA — Pollution Control Finance Authority

RB — Revenue Bond

Ser — Series

TCLF — Temporary Credit Liquidity Facility

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

Please see accompanying notes to financial statements

39

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 91.1%
CALIFORNIA — 91.1%
ABAG Finance Authority for Nonprofit Corps., Geneva Pointe Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.23%, 5/2/13 (A) (B)	$6,600,000	$6,600,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.20%, 5/2/13 (B)	16,800,000	16,800,000
California State, EFA, TECP
0.15%, 5/15/13	5,000,000	5,000,000
0.09%, 5/23/13	20,000,000	20,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.21%, 5/1/13 (B)	2,000,000	2,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser C, RB, (LOC: U.S. Bank N.A.)
0.21%, 5/1/13 (B)	5,100,000	5,100,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, RB, (LOC: Bank of Montreal)
0.20%, 5/1/13 (C)	14,525,000	14,525,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust Company)
0.21%, 5/2/13 (B)	6,150,000	6,150,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser F, RB, (LOC: Northern Trust Company)
0.19%, 5/1/13 (B)	9,510,000	9,510,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB, (LOC: Northern Trust Company)
0.10%, 5/1/13 (B)	1,000,000	1,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser D, RB, (LOC: Wells Fargo Bank, N.A.)
0.23%, 5/1/13 (B)	$4,000,000	$4,000,000
California State, HFA, MFH Project, Ser B, AMT, RB, (TCLF: Fannie Mae; Freddie Mac)
0.22%, 5/1/13 (B)	17,000,000	17,000,000
California State, HFA, MFH Project, Ser D, RB, (LOC: Fannie Mae)
0.20%, 5/1/13 (A) (B)	565,000	565,000
California State, HFA, MFH Project, Ser E, AMT, RB, (LOC: Fannie Mae)
0.22%, 5/1/13 (A) (B)	2,300,000	2,300,000
California State, HFA, Ser A, AMT, RB, (LOC: Fannie Mae)
0.21%, 5/1/13 (A) (B)	3,000,000	3,000,000
California State, Infrastructure & Economic Development Bank, Buck Institute Age Research Project, RB, (LOC: U.S. Bank N.A.)
0.21%, 5/1/13 (B)	4,900,000	4,900,000
California State, Infrastructure & Economic Development Bank, Nature Kist Snacks Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.26%, 5/2/13 (B)	2,700,000	2,700,000
California State, Kindergarten Project, Ser A-2, GO, (LOC: State Street Bank & Trust Co.)
0.17%, 5/1/13 (B)	11,700,000	11,700,000
California State, Kindergarten Project, Ser A-3, GO, (LOC: State Street Bank & Trust Co.)
0.16%, 5/1/13 (B)	900,000	900,000
California State, MFA, Goodwill Industries-Orange County, RB, (LOC: Wells Fargo Bank, N.A.)
0.26%, 5/2/13 (B)	945,000	945,000

40

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA (continued)
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.18%, 5/2/13 (B)	$2,500,000	$2,500,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.20%, 5/1/13 (B)	400,000	400,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.19%, 5/1/13 (B)	500,000	500,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.17%, 5/1/13 (B)	100,000	100,000
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.17%, 5/1/13 (B)	1,100,000	1,100,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.16%, 5/1/13 (B)	11,000,000	11,000,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.27%, 5/2/13 (A) (B)	9,600,000	9,600,000
California Statewide, Community Development Authority, Ivy Hill Apartments Project, Ser I, AMT, RB, (LOC: Fannie Mae)
0.22%, 5/2/13 (A) (B)	6,800,000	6,800,000
California Statewide, Community Development Authority, Masters College Project, RB, (LOC: U.S. Bank N.A.)
0.23%, 5/2/13 (B)	2,605,000	2,605,000
California Statewide, Community Development Authority, Oakmont Chino Hills, Ser P, AMT, RB, (LOC: Fannie Mae)
0.24%, 5/2/13 (A) (B)	5,000,000	5,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California Statewide, Community Development Authority, Pavillion Apartments Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.23%, 5/2/13 (A) (B)	$3,600,000	$3,600,000
California Statewide, Community Development Authority, Rady Children's Hospital Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.22%, 5/2/13 (B)	5,000,000	5,000,000
California Statewide, Community Development Authority, Rady Children's Hospital Project, Ser C, RB, (LOC: Northern Trust Company)
0.18%, 5/2/13 (B)	2,000,000	2,000,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.22%, 5/2/13 (B)	16,500,000	16,500,000
Duarte Redevelopment Agency, Johnson Duarte Project, Ser B, COP, (LOC: General Electric Capital Corporation)
0.18%, 5/2/13 (B)	5,000,000	5,000,000
Duarte Redevelopment Agency, Piken Duarte Partners Project, Ser A, COP, (LOC: General Electric Capital Corporation)
0.18%, 5/2/13 (B)	7,000,000	7,000,000
Irvine Ranch, Water District, Improvement District Project, Ser A, SAB, (LOC: U.S. Bank N.A.)
0.20%, 5/2/13 (B)	2,500,000	2,500,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser 1997, SAB, (LOC: State Street Bank & Trust Co.)
0.19%, 5/1/13 (B)	612,000	612,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.23%, 5/2/13 (A) (B)	7,200,000	7,200,000
Long Beach, TECP
0.14%, 5/15/13	2,000,000	2,000,000

41

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA (continued)
Los Angeles County, Leasing Authority, TECP
0.19%, 6/7/13	$3,000,000	$3,000,000
Newport Beach, Hoag Memorial Hospital Project, Ser E, RB, (LOC: Northern Trust Company)
0.20%, 5/1/13 (B)	11,310,000	11,310,000
Port of Oakland, TECP
0.14%, 7/9/13	7,133,000	7,133,000
San Diego County, COP, (LOC: Northern Trust Company)
0.22%, 5/2/13 (B)	2,350,000	2,350,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.23%, 5/1/13 (B)	6,900,000	6,900,000
Santa Clara County, El Camino Hospital Facilities Authority, Valley Medical Center Project, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.20%, 5/7/13 (B)	9,350,000	9,350,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.21%, 5/1/13 (B)	4,600,000	4,600,000
Santa Clara County, Finance Authority, Housing Authority Office Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.23%, 5/2/13 (B)	1,400,000	1,400,000
Santa Cruz County, Housing Authority, Paloma Del Mar Apartments Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.31%, 5/1/13 (B)	7,700,000	7,700,000
Torrance, Torrance Memorial Medical Center, Ser B, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.21%, 5/1/13 (B)	5,000,000	5,000,000
University of California, TECP
0.12%, 7/8/13	10,000,000	10,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.19%, 5/1/13 (B)	$7,300,000	$7,300,000
TOTAL MUNICIPAL OBLIGATIONS		301,755,000
TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.3%
Freddie Mac, MFC, Ser M001, Cl A
0.28%, 5/2/13 (A)(B)	17,676,138	17,676,138
Freddie Mac, MFC, Ser M007, Cl A
0.28%, 5/2/13 (A)(B)	9,748,789	9,748,789
TOTAL TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS		27,424,927
TOTAL INVESTMENTS (Cost $329,179,927) — 99.4%		329,179,927
OTHER ASSETS AND LIABILITIES, NET — 0.6%		1,897,461
NET ASSETS — 100.0%		$331,077,388
(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2013. Date shown is the date on which the Portfolio can unconditionally demand payment.

ABAG — Association of Bay Area Government

AMT — Alternative Minimum Tax

Cl — Class

COP — Certificate of Participation

EFA — Educational Facilities Authority

GO — General Obligation

HFA — Housing Finance Authority

LIQ — Liquidity Agreement

LOC — Letter of Credit

MFA — Municipal Finance Authority

MFC — Multi-Family Certificates

MFH — Multi-Family Housing

N.A. — National Association

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TCLF — Temporary Credit Liquidity Facility

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements

42

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 100.2%
NEW YORK — 100.2%
Albany, Industrial Development Agency, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.22%, 5/2/13 (A)(B)	$5,020,000	$5,020,000
Dutchess County, Industrial Development Agency, Marist College, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 5/2/13 (B)	1,500,000	1,500,000
Geneva, Housing Finance Authority, Depaul Community Facs., Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust Co.)
0.22%, 5/2/13 (B)	2,025,000	2,025,000
Long Island, Power Authority
0.11%, 7/9/13	2,831,000	2,831,000
Long Island, Power Authority, Ser 1B, RB, (LOC: State Street Bank & Trust Co.)
0.12%, 5/1/13 (B)	4,500,000	4,500,000
Nassau County, Interim Finance Authority, Ser C, RB, (LIQ: JPMorgan Chase Bank, N.A.)
0.19%, 5/1/13 (B)	400,000	400,000
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.20%, 5/3/13 (B)	5,000,000	5,000,000
New York City Trust for Cultural Resources, Ser B-1, RB
0.18%, 5/1/13 (B)	7,500,000	7,500,000
New York City, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.19%, 5/1/13 (A)(B)	7,400,000	7,400,000
New York City, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.19%, 5/1/13 (A)(B)	7,800,000	7,800,000
New York City, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.20%, 5/1/13 (A)(B)	5,000,000	5,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
New York City, Industrial Development Agency, MSMC Realty Corp. Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.18%, 5/1/13 (B)	$2,490,000	$2,490,000
New York City, Industrial Development Agency, USA Waste Services, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.23%, 5/2/13 (B)	1,400,000	1,400,000
New York City, Municipal Water Finance Authority, RB
0.12%, 5/1/13 (B)	5,100,000	5,100,000
New York City, Ser A-5, GO, (LIQ: Bank of Nova Scotia)
0.11%, 5/1/13 (B)	1,000,000	1,000,000
New York City, Ser F-6, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.18%, 5/1/13 (B)	800,000	800,000
New York City, Transitional Future Tax Secured, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.19%, 5/1/13 (B)	2,800,000	2,800,000
New York City, Trust for Cultural Resources, Lincoln Center Project, Ser A-2, RB, (LOC: Bank of New York Mellon)
0.11%, 5/1/13 (B)	1,300,000	1,300,000
New York State, Dormitory Authority
0.11%, 5/7/13	7,000,000	7,000,000
New York State, Dormitory Authority, Columbia University, Ser A, RB
0.19%, 5/1/13 (B)	6,000,000	6,000,000
New York State, Dormitory Authority, Rockefeller University, Ser B, RB
0.20%, 5/2/13 (B)	2,525,000	2,525,000
New York State, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.18%, 5/1/13 (B)	9,000,000	9,000,000

43

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK (continued)
New York State, HFA, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.22%, 5/1/13 (A)(B)	$2,000,000	$2,000,000
New York State, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.24%, 5/1/13 (A)(B)	3,000,000	3,000,000
New York State, HFA, 240 East 39th Street Project, AMT, RB, (LOC: Freddie Mac)
0.23%, 5/1/13 (A)(B)	1,000,000	1,000,000
New York State, HFA, 345 East 94th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.22%, 5/1/13 (A)(B)	5,400,000	5,400,000
0.19%, 5/1/13 (A)(B)	6,300,000	6,300,000
New York State, HFA, 80 Dekalb Avenue Project, Ser A, RB, (LOC: Wachovia Bank, N.A.)
0.17%, 5/1/13 (B)	8,040,000	8,040,000
New York State, HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.21%, 5/1/13 (A)(B)	5,000,000	5,000,000
New York State, HFA, Dekalb Ace Project, Ser B, RB, (LOC: Wachovia Bank, N.A.)
0.21%, 5/1/13 (B)	7,900,000	7,900,000
New York State, HFA, Gotham West Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.20%, 5/1/13 (B)	1,200,000	1,200,000
New York State, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.22%, 5/1/13 (A)(B)	3,000,000	3,000,000
New York State, Liberty Development, World Trade Center Project, Ser A-1, RB
0.25%, 5/22/13 (B)	6,000,000	6,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
New York State, Power Authority
0.14%, 5/13/13	$4,400,000	$4,400,000
New York State, Power Authority, GO
0.17%, 9/1/13 (B)	6,000,000	6,000,000
Port Authority of New York and New Jersey, TECP
0.15%, 5/8/13	2,500,000	2,500,000
0.17%, 7/10/13	7,005,000	7,005,000
Tompkins County, Industrial Development Agency, Civic Facility Cornell Project, Ser A, RB
0.19%, 5/2/13 (B)	4,580,000	4,580,000
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.21%, 5/1/13 (B)	3,035,000	3,035,000
Triborough Bridge & Tunnel Authority, Ser B-2, RB, (LOC: CALSTRS)
0.21%, 5/1/13 (B)	3,855,000	3,855,000
TOTAL MUNICIPAL OBLIGATIONS (Cost $168,606,000) — 100.2%		168,606,000
OTHER ASSETS AND LIABILITIES, NET — (0.2)%		(293,753)
NET ASSETS — 100.0%		$168,312,247
(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2013. Date shown is the date on which the Portfolio can unconditionally demand payment.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers' Retirement System

GO — General Obligation

HDC — Housing Development Corp.

HFA — Housing Finance Authority

LIQ — Liquidity Agreement

LOC — Letter of Credit

N.A. — National Association

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements

44

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2013 (unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Company (the “Independent Directors”), met to consider the approval of the Amended and Restated Investment Management Agreement (“Investment Management Agreement”) between the Company, on behalf of each Portfolio, and TDAM USA Inc. (the “Investment Manager”), at a meeting held on March 8, 2013. In its review, the Board considered information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement. The Board requested and the Investment Manager provided materials relating to its consideration of the Investment Management Agreement, including: (i) fees and expense ratios of each Portfolio and class in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Portfolio and class compared to a peer group of funds; (iii) information on the Investment Manager’s profitability with respect to each Portfolio, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (v) information regarding the Investment Manager’s compliance record. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement.

The matters discussed below were considered by the Board. During the meeting, experienced counsel independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act provided guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board considered data on fees and expenses and performance and other information provided by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager, for each Portfolio for the fiscal year ended October 31, 2012. The Board also considered updated performance information provided to it by the Investment Manager at its March 2013 meeting. Performance and other information may be different as of the date of this report.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Portfolio and class (before and after any fee waivers and expense reimbursements) for the fiscal year ended October 31, 2012 against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). The funds within the peer group were selected by Lipper.

Specifically, the Board considered data based on information provided by Lipper, indicating that, with respect to the fees and expense ratios of each Portfolio for the fiscal year ended October 31, 2012, the investment management fee rate of each Portfolio, both before and after fee waivers, was below the median investment management fee rate of its peer group, with the exception of (a) the investment management fee rate after waivers of each of the Investor Class and Class A of the Municipal Portfolio, which was eight basis points above the median investment management fee rate after waivers of its respective peer group, and (b) the investment management fee rate before waivers of each of the Investor Class and Class A of the New York Municipal Money Market Portfolio, which was the same as the median investment management fee rate before waivers of its respective peer group.

The Board noted that each class’ total gross expense ratio and total net expense ratio was at or below the median total gross expense ratio and median total net expense ratio, respectively, of its peer group. The Board noted the voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates to support the Portfolios’ yields.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the affiliates of the Investment Manager.

On the basis of the factors considered and information presented, the Board determined that the fee rates were not unreasonable.

45

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager at meetings and presentations throughout the year and otherwise, including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services and the quality of its administrative and other services. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the qualifications of compliance and administrative personnel and other resources of the Investment Manager that support its investment advisory services provided to the Portfolios and noted that such resources were sufficient to ensure a high level of quality service.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Portfolio, as well as the performance of a group of comparable funds selected by Lipper. In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance of each Portfolio, as well as the performance of a group of comparable funds selected by the Investment Manager. The Board noted that the one-year and three-year returns of each Portfolio were above or the same as the median performance of its respective peer group, while the five-year and ten-year returns of each Portfolio were generally below or the same as the median of its respective peer group. In addition, the Board observed that, in many instances where a Portfolio underperformed its peer group, it had only slightly underperformed. The Board also observed that the conservative approach in which the Portfolios were being managed, with an emphasis on safety and liquidity, contributed to the relatively lower performance of the Portfolios. Taking into account such factors, the Board concluded that the investment performance generated by the Investment Manager was generally satisfactory.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to management of the Company. The Board was presented with a report prepared by management and reviewed by an independent consultant disclosing the Investment Manager’s profitability. On the basis of management’s and the independent consultant’s representations with respect to the preparation of the report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board considered the amount of profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Company and concluded that the amount of profits was not unreasonable in light of the services provided to the Company.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Portfolios, whether the Portfolios have appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board noted that the Investment Manager’s advisory fee rate for each Portfolio contains breakpoints and, accordingly, reflects the potential for sharing economies of scale, if any, with shareholders as each such Portfolio grows. The Board concluded that potential economies of scale were passed on to the shareholders in the form of breakpoints to the advisory fee rate. With respect to each Portfolio, the Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

46

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Portfolios, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as paid service providers to the Portfolios, including for example, administrative, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board also considered other benefits potentially derived from an increase in the Investment Manager’s business as a result of the Investment Manager’s relationship with the Company. The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Company and its Portfolios, such as those noted above, were not unreasonable.

Conclusion

The Board, including all of the Independent Directors, concluded in light of a weighing and balancing of all factors considered, including those described above, that it was in the best interests of each Portfolio to approve the Investment Management Agreement for an additional one-year period.

47

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Asset Management USA Funds Inc., Customer Service, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 1-866-416-4031. The following chart lists Directors and Officers as of June 20, 2013.

Name, Address and Age	Position(s) Held with the Company	Term of Office with the Company and Length of Time Served†	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
DONALD J. HERREMA c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 60	Chairman and Director	Chairman since: 6/20/13; Director since 3/30/09	Executive Vice Chairman of Kennedy Wilson, International (real estate), since 2009; Senior advisor Stonepoint Capital 2008-2011; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private equity investment firm) since 2004; Managing Director, Head of Private Wealth Management for Morgan Stanley, 2006 through 2008; President of Christ Church since 2008.	18	Director, Spruce Private Investors since 2012; Director, USC Marshall Business School Board since 2010; Director of Lepercq, de Neuflize and Co. since 2009. Trustee of Christ Church since 2008; Chairman and Trustee of Whittier College since 1995.
PETER B.M. EBY c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 75	Director	Since: 6/6/02	Retired.	18	Director of Leon’s Furniture Limited since May 1977; Director of George Weston Limited since May 2000.
JAMES E. KELLY c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 61	Director	Since: 12/18/08	Consultant, financial services attorney and real estate investor; teacher at Empire State College from March 2008 through September 2010; Senior advisor to New York State Banking Department during 2009; Trustee of Albany Law School since 1998, Member of the Nominating Committee 2004 to 2011, Member of the Finance Committee and Chair of the Long Range Planning Committee since 2010, and Member of the Dean Search Committee in 2011; Director from 2002 to 2009 and President from 2004 to 2008 of the Allen Bass Fund, Inc.	18	Chairman of Board Long Range Planning Committee since 2010.
LAWRENCE J. TOAL c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 75	Director	Since: 12/12/95	Retired.	18	None.
Interested Director
BARBARA F. PALK††† c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 61	Director	Since: 12/17/10	Senior Vice President — TD Bank Group and President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	18	Director of Ontario Teachers’ Pension Plan Board since 2011; Queens University; Greenwood College School; The Perimeter Institute; The Shaw Festival; The Canadian Coalition for Good Governance.
†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	Includes companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 †(generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2012.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

48

Director and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) Held with the Company	Term of Office with the Company and Length of Time Served†	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
KEVIN LEBLANC c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 50	President and Chief Executive Officer	Since: 12/6/11	Chief Administrative Officer of Epoch Investment Partners since March 2013; Chief Operating Officer of the Investment Manager since December 2010; Officer of the Investment Manager since April 2010; Vice Chair of TD Asset Management from 2007 to December 2010.
MAYA GITTENS c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 48	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP.
ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 44	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.
MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 41	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.
CURTIS BARNES c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110 Age: 59	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from May 1995 through September 2007, Vice President, Citi Fund Services Ohio, Inc..
MICHELE R. TEICHNER c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 53	Chief Compliance Officer, Vice President and Assistant Secretary	Since: 6/11/04 (Chief Compliance Officer) and 11/2/99	Since January 2006, Managing Director.
†	The table shows the time period for which each individual has served an Officer. There is no set term of office for Officers.

49

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51

TDAMSAR01

TD Asset Management

SEMIANNUAL REPORT

April 30, 2013 (Unaudited)

TD Asset Management USA Funds Inc.

TDAM Institutional Money Market Fund

–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TDAM Institutional Municipal Money Market Fund

–	Institutional Class
–	Institutional Service Class

TDAM Institutional U.S. Government Fund

–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TDAM Institutional Treasury Obligations Money Market Fund

–	Institutional Service Class
–	Commercial Class

TDAM Short-Term Bond Fund

®/ The TD logo and other trade-marks are the property of The Toronto-Dominion Bank or a wholly-owned subsidiary, in Canada and/or other countries.

TD ASSET MANAGEMENT USA FUNDS INC.

Board of Directors and Executive Officers

DIRECTORS
Barbara F. Palk Interested Director	Peter B. M. Eby Corporate Director
James E. Kelly Consultant and Attorney	Donald J. Herrema Founder of BlackSterling Partners, LLC and Former CEO of Bessemer Trust
Lawrence J. Toal Retired CEO of The Dime Savings Bank and Former Chairman, President and CEO of Dime Bancorp, Inc.
EXECUTIVE OFFICERS
Kevin LeBlanc President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator TDAM USA Inc. 31 West 52nd Street New York, NY 10019	Transfer Agent Citi Fund Services Ohio, Inc. 200 South 108th Avenue Omaha, NE 68154-2631
Independent Registered Public Accounting Firm Ernst & Young LLP One Commerce Square 2005 Market Street Philadelphia, PA 19103	Shareholder Servicing Agent TD Ameritrade, Inc. P.O. Box 2209 Omaha, NE 68103-2209 Client Services Department 800-669-3900
Custodian BNY Mellon One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

The first half of the fiscal year was an exciting one for us here at TD Asset Management USA. TD Bank completed its acquisition of Epoch Investment Partners, and the acquisition will strengthen our U.S. business and enhance our U.S. and global equity offerings. In addition, we launched a number of new funds in March, broadening our selection of investment solutions. These new funds have January 31 as the fiscal year end and are not included in this report.

U.S. financial markets also enjoyed a successful first half of fiscal 2013 (October 31, 2012 to April 30, 2013), with both fixed income and equity markets gaining over the period. The positive results came as investor confidence was buoyed by improving U.S. economic news and by ongoing accommodative monetary policies from global central banks.

Equities performed very well, with the S&P 500 Index rising 14.42% over the six-months and reaching several all-time highs during the period. All ten of the Index’s sectors were up from October-April, led by the Consumer Discretionary, Health Care and Financials sectors.

Overall, bonds also posted positive results for the six months, but they were much more muted than the strong returns generated by equities. Both Treasuries and corporate bonds rose modestly. As a result, the Barclays Capital U.S. Aggregate Bond Index was up 0.90% over the period. While yields are low in absolute terms, corporate bonds continue to offer a yield advantage over government bonds, which led them to outperform governments over the period.

The performance of the U.S. dollar was strong against a basket of foreign currencies over the six-month period, rising against the British pound, Canadian dollar and Japanese yen.

While financial markets gained from October-April, the period certainly had its challenges, including concern over the U.S. fiscal cliff, the impact of sequester-related cutbacks, Cypriot bailout conditions and political uncertainty in Spain and Italy. However, on balance the positives outweighed the negatives. In Europe, Greece’s bailout loans were successfully restructured, European officials created a proposal for a banking union, the European Central Bank indicated it would continue with its monetary easing policies and the European Commission hinted that alternatives to austerity may become appropriate, a change that would be welcomed by austerity weary Europeans. In the U.S., investors welcomed signs of a nascent recovery in the economy.

In particular, housing was a bright spot, and vehicle sales, manufacturing and employment all showed signs of improvement. In April, existing home sales were up 11% year over year, housing starts were up 21% year over year in spite of a pullback in April and vehicle sales were up 8% year over year. After contracting in November, manufacturing expanded modestly for the rest of the period. The Institute of Supply Management Manufacturing Index registered a reading of 50.7 in April (50 is the mid-point between contraction and expansion). Employment increased by 165,000 in April, which was well ahead of estimates, and the unemployment rate declined over the first six months of fiscal 2013, moving from 7.9% in October to 7.5% in April.

Based on the first estimate, the U.S. economy grew at an annualized rate of 2.5% in the first quarter of 2013, which was up significantly from its 0.4% rate in the final quarter of 2012. Personal spending and service spending helped to fuel first quarter growth, although sequester related declines in government spending did moderate growth somewhat. Inflation remains benign; the annual headline rate was 1.1% in April and the annual core rate was 1.7%.

To assist the economic recovery, the U.S. Federal Reserve (the Fed) maintained its highly accommodative stance. The Fed’s overall policy remained little changed as it held rates in the zero to 0.25% range over the period. In December, the Fed established certain thresholds at which it will reconsider its current accommodative stance, including unemployment falling below 6.5% and inflation rising above 2.5%. In its May 1, 2013, policy announcement, it noted that the economy was growing moderately but was being restrained by fiscal policies. The Fed announced that its asset purchase programs will continue at a pace of $85 billion per month, and it indicated that it stands ready to increase or decrease them as warranted by changes in employment and inflation.

Looking Ahead

Heading into the second half of the fiscal year, we remain of the view that we are in a period of low economic growth and low investment returns. We continue to be mindful of macro economic factors, including slow global economic growth and elevated sovereign debt levels. While challenges remain, the probability of extreme economic and market outcomes has decreased recently, aided by economic improvements in the U.S. and continuing high levels of central bank liquidity globally. We anticipate that governments will maintain their accommodative stances for some time to come.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Kevin LeBlanc
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

June 3, 2013

An investment in the Money Market Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call your financial advisor or TD Ameritrade, Inc. Institutional at 800-431-3500 or TD Ameritrade, Inc. Client Services at 800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2012 through April 30, 2013).

The table on the following page illustrates your Fund’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period”.
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Annualized Expense Ratios 11/1/12 to 4/30/13	Expenses Paid During Period* 11/1/12 to 4/30/13
TDAM Institutional Money Market Fund – Institutional Class
Actual	$1,000.00	$1,000.10	0.16%	$0.79
Hypothetical (5% Return before expenses)	1,000.00	1,024.00	0.16	0.80
TDAM Institutional Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.16	0.79
Hypothetical (5% Return before expenses)	1,000.00	1,024.00	0.16	0.80
TDAM Institutional Money Market Fund – Commercial Class
Actual	1,000.00	1,000.10	0.16	0.79
Hypothetical (5% Return before expenses)	1,000.00	1,024.00	0.16	0.80
TDAM Institutional Municipal Money Market Fund – Institutional Class
Actual	1,000.00	1,000.10	0.12	0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.20	0.12	0.60
TDAM Institutional Municipal Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.00	0.13	0.64
Hypothetical (5% Return before expenses)	1,000.00	1,024.15	0.13	0.65
TDAM Institutional U.S. Government Fund – Institutional Class
Actual	1,000.00	1,000.10	0.13	0.64
Hypothetical (5% Return before expenses)	1,000.00	1,024.15	0.13	0.65
TDAM Institutional U.S. Government Fund – Institutional Service Class
Actual	1,000.00	1,000.00	0.13	0.64
Hypothetical (5% Return before expenses)	1,000.00	1,024.15	0.13	0.65
TDAM Institutional U.S. Government Fund – Commercial Class
Actual	1,000.00	1,000.00	0.13	0.64
Hypothetical (5% Return before expenses)	1,000.00	1,024.15	0.13	0.65
TDAM Institutional Treasury Obligations Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.00	0.11	0.55
Hypothetical (5% Return before expenses)	1,000.00	1,024.25	0.11	0.55
TDAM Institutional Treasury Obligations Money Market Fund – Commercial Class
Actual	1,000.00	1,000.00	0.10	0.50
Hypothetical (5% Return before expenses)	1,000.00	1,024.30	0.10	0.50
TDAM Short-Term Bond Fund
Actual	1,000.00	1,003.50	0.43	2.14
Hypothetical (5% Return before expenses)	1,000.00	1,022.66	0.43	2.16
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 4/30/13 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Fund compositions are subject to change.
***	Tax equivalent yields for the Institutional Class and the Institutional Service Class of the Institutional Municipal Money Market Fund are 0.05% and 0.02%, respectively. This is assuming a 2013 maximum federal tax rate of 39.6% for the Institutional Municipal Money Market Fund.

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 4/30/13 (Unaudited) (Continued)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Fund compositions are subject to change.
***	U.S. government guarantee applies to the underlying securities of the Fund and not the Fund shares.

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 4/30/13 (Unaudited) (Concluded)

Fund Composition*

All Figures are shown as a percentage of the Fund’s total investments. The securities of the Short-Term Bond Fund are primarily investment-grade debt.**

*	Fund composition is subject to change.
**	Investment-grade debt are debt securities rated in one of the four highest credit-quality categories by a nationally recognized statistical rating organization.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Institutional Investors, Proxy Voting Rights. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at www.tdamusa.com. Login to our website and click on Institutional Investors, Financial Reporting, Quarterly Fund Holdings Report. It is also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

Statements of Assets and Liabilities

April 30, 2013 (unaudited)

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund	TDAM Short-Term Bond Fund
ASSETS
Cost of investments and repurchase agreements (Note 2)	$122,830,374	$83,074,354	$972,890,504	$431,548,785	$102,103,099
Investments in securities, at value	$116,275,374	$83,074,354	$679,789,504	$215,007,785	$100,389,217
Repurchase agreements, at value (Note 2)	6,555,000	—	293,101,000	216,541,000	2,657,000
TOTAL INVESTMENTS	122,830,374	83,074,354	972,890,504	431,548,785	103,046,217
Cash	9,389	—	479	5,814	567
Interest receivable	74,993	72,206	1,029,643	502,513	863,679
Due from Investment Manager and its affiliates (Note 3)	10,769	8,054	—	286	—
Receivable for capital shares sold	—	—	—	—	64,798
Receivable for investment securities sold	—	—	—	—	221
Prepaid expenses	48,016	6,522	47,032	43,182	6,348
TOTAL ASSETS	122,973,541	83,161,136	973,967,658	432,100,580	103,981,830
LIABILITIES
Payable for securities purchased	1,500,000	—	—	—	524,175
Payable to Investment Manager and its affiliates (Note 3)	—	—	40,591	—	13,740
Dividends payable to shareholders	1,138	1,270	7,583	4,101	56,875
Payable to custodian	—	13,639	—	—	—
Other accrued expenses	43,961	28,569	74,292	53,355	49,264
TOTAL LIABILITIES	1,545,099	43,478	122,466	57,456	644,054
NET ASSETS	$121,428,442	$83,117,658	$973,845,192	$432,043,124	$103,337,776
Net assets consist of:
Paid-in-capital ($0.0001 par value 8 billion, 3 billion, 8 billion, 9 billion and 5 billion shares authorized, respectively)	$121,429,271	$83,118,616	$973,867,550	$432,043,501	$102,485,393
Distributions in excess of net investment income	(19)	—	(240)	(298)	(129,959)
Accumulated net realized gains (losses) security transactions	(810)	(958)	(22,118)	(79)	39,224
Net unrealized appreciation on security positions	—	—	—	—	943,118
Net assets, at value	$121,428,442	$83,117,658	$973,845,192	$432,043,124	$103,337,776
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	N/A	N/A
	($47,396,764 ÷ 47,397,237 shares)	($56,958,635 ÷ 56,959,378 shares)	($195,146,131 ÷ 195,149,601 shares)
Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	N/A
	($51,668,432 ÷ 51,668,120 shares)	($26,159,023 ÷ 26,159,238 shares)	($508,547,250 ÷ 508,559,203 shares)	($94,725,665 ÷ 94,724,706 shares)
Commercial Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	$1.00	$1.00	N/A
	($22,363,246 ÷ 22,363,914 shares)		($270,151,811 ÷ 270,158,746 shares)	($337,317,459 ÷ 337,318,795 shares)
Net asset value, redemption price and offering price per share (Note 2)	N/A	N/A	N/A	N/A	$10.27
					103,337,776 ÷ 10,065,657 shares)

Please see accompanying notes to financial statements.

Statements of Operations

For the Six-Month Period Ended April 30, 2013 (unaudited)

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund	TDAM Short-Term Bond Fund
INVESTMENT INCOME
Interest Income	$125,954	$61,287	$620,961	$286,765	$392,946
EXPENSES
Shareholder servicing fees (Note 3)	103,007	34,461	890,568	650,507	—
Investment management fees (Note 3)	72,809	44,037	448,198	260,200	99,753
Distribution fees (Note 3)	46,610	—	585,107	966,010	—
Directors' fees (Note 4)	15,695	15,695	15,695	15,695	15,695
Transfer agent fees	51,939	32,915	89,686	61,485	34,893
Registration fees	28,019	4,363	37,681	53,384	2,246
Professional fees	26,242	23,998	50,964	38,248	23,991
Shareholder reports and mailing	13,003	8,226	13,893	11,867	5,967
Custody fees	11,435	6,691	21,890	17,537	9,642
Pricing fees	6,328	7,183	6,814	5,199	18,157
Other expenses	9,671	8,214	23,564	15,638	7,547
TOTAL EXPENSES	384,758	185,783	2,184,060	2,095,770	217,891
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(267,124)	(130,307)	(1,609,984)	(1,835,048)	(46,322)
NET EXPENSES	117,634	55,476	574,076	260,722	171,569
NET INVESTMENT INCOME	8,320	5,811	46,885	26,043	221,377
NET REALIZED GAINS (LOSSES) FROM SECURITY TRANSACTIONS	(708)	—	880	1,392	40,626
NET CHANGE IN UNREALIZED APPRECIATION ON SECURITY POSITIONS	—	—	—	—	3,360
NET INCREASE IN NET ASSETS FROM OPERATIONS	$7,612	$5,811	$47,765	$27,435	$265,363

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Institutional Money Market Fund		TDAM Institutional Municipal Money Market Fund
	Six-Month Period Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012	Six-Month Period Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$8,320	$42,117	$5,811	$13,016
Net realized gains (losses) from security transactions	(708)	2,434	—	(435)
Net increase in net assets from operations	7,612	44,551	5,811	12,581
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(4,197)	(32,997)	(4,431)	(10,603)
Institutional Service Class	(2,958)	(6,604)	(1,380)	(2,413)
Commercial Class	(1,165)	(2,516)	—	—
From net realized gains
Institutional Class	(1,191)	(519)	—	—
Institutional Service Class	(875)	(680)	—	—
Commercial Class	(385)	(207)	—	—
Total dividends and distributions to shareholders	(10,771)	(43,523)	(5,811)	(13,016)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	281,757,455	544,560,003	68,764,710	181,333,201
Shares issued in reinvestment of dividends	1,247	707	—	2
Payments for shares redeemed	(312,420,097)	(508,261,088)	(66,480,512)	(187,486,833)
Net increase (decrease) in net assets from Institutional Class shares	(30,661,395)	36,299,622	2,284,198	(6,153,630)
Institutional Service Class:
Proceeds from shares sold	100,219,506	131,026,143	43,589,732	62,438,440
Shares issued in reinvestment of dividends	969	899	—	—
Payments for shares redeemed	(98,284,280)	(163,465,410)	(39,677,054)	(62,758,601)
Net increase (decrease) in net assets from Institutional Service Class shares	1,936,195	(32,438,368)	3,912,678	(320,161)
Commercial Class:
Proceeds from shares sold	11,219,385	17,261,062	—	—
Shares issued in reinvestment of dividends	678	874	—	—
Payments for shares redeemed	(11,895,407)	(19,376,580)	—	—
Net increase (decrease) in net assets from Commercial Class shares	(675,344)	(2,114,644)	—	—
Net increase (decrease) in net assets from capital share transactions	(29,400,544)	1,746,610	6,196,876	(6,473,791)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,403,703)	1,747,638	6,196,876	(6,474,226)
NET ASSETS:
Beginning of period	150,832,145	149,084,507	76,920,782	83,395,008
End of period	$121,428,442	$150,832,145	$83,117,658	$76,920,782
Distributions in excess of net investment income, end of period	$(19)	$(19)	$—	$—

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Institutional U.S. Government Fund		TDAM Institutional Treasury Obligations Money Market Fund
	Six-Month Period Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012	Six-Month Period Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$46,885	$96,352	$26,043	$40,206
Net realized gains (losses) from security transactions	880	(2,465)	1,392	(1,470)
Net increase in net assets from operations	47,765	93,887	27,435	38,736
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(11,231)	(19,044)	—	—
Institutional Service Class	(21,014)	(47,973)	(6,710)	(13,984)
Commercial Class	(14,642)	(29,335)	(19,333)	(26,222)
From net realized gains
Institutional Class	—	—	—	—
Institutional Service Class	—	—	—	(3,321)
Commercial Class	—	—	—	(4,979)
Total dividends and distributions to shareholders	(46,887)	(96,352)	(26,043)	(48,506)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	211,989,249	308,420,105	—	—
Shares issued in reinvestment of dividends	18	16	—	—
Payments for shares redeemed	(173,298,808)	(323,841,694)	—	—
Net increase (decrease) in net assets from Institutional Class shares	38,690,459	(15,421,573)	—	—
Institutional Service Class:
Proceeds from shares sold	498,771,419	1,181,390,621	139,722,353	850,240,047
Shares issued in reinvestment of dividends	266	455	2,760	1,779
Payments for shares redeemed	(634,173,817)	(1,034,488,599)	(423,961,015)	(607,334,027)
Net increase (decrease) in net assets from Institutional Service Class shares	(135,402,132)	146,902,477	(284,235,902)	242,907,799
Commercial Class:
Proceeds from shares sold	1,840,376,019	2,543,771,322	1,397,526,177	2,335,151,407
Shares issued in reinvestment of dividends	1,241	2,581	171	1,873
Payments for shares redeemed	(1,870,277,883)	(2,523,959,340)	(1,411,842,262)	(2,276,574,708)
Net increase (decrease) in net assets from Commercial Class shares	(29,900,623)	19,814,563	(14,315,914)	58,578,572
Net increase (decrease) in net assets from capital share transactions	(126,612,296)	151,295,467	(298,551,816)	301,486,371
TOTAL INCREASE (DECREASE) IN NET ASSETS	(126,611,418)	151,293,002	(298,550,424)	301,476,601
NET ASSETS:
Beginning of period	1,100,456,610	949,163,608	730,593,548	429,116,947
End of period	$973,845,192	$1,100,456,610	$432,043,124	$730,593,548
Distributions in excess of net investment income, end of period	$(240)	$(238)	$(298)	$(298)

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Short-Term Bond Fund
	Six-Month Period Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$221,377	$535,091
Net realized gains from security transactions	40,626	294,386
Net change in unrealized appreciation on investments	3,360	463,426
Net increase in net assets from operations	265,363	1,292,903
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(351,757)	(746,412)
From net realized gains	(72,138)	(133,759)
Total dividends and distributions to shareholders	(423,895)	(880,171)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	38,966,283	64,086,620
Shares issued in reinvestment of dividends	1,214	449
Payments for shares redeemed	(5,205,656)	(62,369,392)
Net increase in net assets from capital share transactions	33,761,841	1,717,677
TOTAL INCREASE IN NET ASSETS	33,603,309	2,130,409
NET ASSETS:
Beginning of period	69,734,467	67,604,058
End of period	$103,337,776	$69,734,467
Undistributed (Distributions in excess of) net investment income, end of period	$(129,959)	$421
SHARE TRANSACTIONS:
Shares sold	3,797,833	6,256,246
Shares issued in reinvestment of dividends	118	44
Shares redeemed	(507,248)	(6,083,928)
Net increase in capital share transactions	3,290,703	172,362

Please see accompanying notes to financial statements.

Financial Highlights

For the six-month period ended April 30, 2013 (unaudited) and years or periods ended October 31,
For a Share Outstanding Throughout the Periods

TDAM Institutional Money Market Fund

	Institutional Class
	2013ˆ		2012	2011		2010	2009		2008
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Net investment income(1)	0.000	*	0.001	0.000	*	0.001	0.005		0.028
Net realized gains (losses) on investments	(0.000	)*	0.000 *	0.000	*	(0.000)*	0.000	*	0.002
Total from operations	0.000	*	0.001	0.000	*	0.001	0.005		0.030
Dividends from net investment income	(0.000	)*	(0.001)	(0.000	)*	(0.001)	(0.005)		(0.030)
Distributions from net realized gains	(0.000	)*	(0.000)*	—		(0.000)*	(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.001)	(0.000	)*	(0.001)	(0.005)		(0.030)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total investment return†	0.01%		0.05%	0.05%		0.07%	0.48%		3.09%
Net assets end of period (000)	$47,397		$78,060	$41,760		$68,827	$121,920		$79,445
Ratio of net expenses to average net assets	0.16	%‡	0.20%	0.17%		0.18%	0.24	%(2)	0.20	%‡
Ratio of total expenses to average net assets	0.32	%‡	0.32%	0.30%		0.25%	0.27%		0.20	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.05%	0.05%		0.07%	0.42%		2.84	%‡

TDAM Institutional Money Market Fund

	Institutional Service Class
	2013ˆ		2012		2011		2010	2009	2008
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.003	0.027
Net realized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	(0.000)*	0.000 *	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.001	0.003	0.027
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.003)	(0.027)
Distributions from net realized gains	(0.000	)*	(0.000	)*	—		(0.000)*	(0.000)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.003)	(0.027)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total investment return†	0.01%		0.01%		0.04%		0.05%	0.31%	2.83%
Net assets end of period (000)	$51,668		$49,733		$82,171		$70,331	$45,770	$98,319
Ratio of net expenses to average net assets	0.16	%‡	0.23%		0.18%		0.22%	0.44%	0.46	%‡
Ratio of total expenses to average net assets	0.57	%‡	0.56%		0.55%		0.51%	0.52%	0.46	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.04%		0.05%	0.43%	2.65	%‡

ˆ	For the six-month period ended April 30, 2013.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a scale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	The expense ratio includes the Treasury Guarantee Program. Had this been excluded the ratio would have been 0.20%.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

TDAM Institutional Money Market Fund

	Commercial Class(2)
	2013ˆ		2012		2011		2010
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.04%		0.05%
Net assets end of period (000)	$22,363		$23,039		$25,154		$22,368
Ratio of net expenses to average net assets	0.16	%‡	0.24%		0.17%		0.18	%‡
Ratio of total expenses to average net assets	0.97	%‡	0.97%		0.95%		0.86	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.04%		0.05	%‡

ˆ	For the six-month period ended April 30, 2013.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	Commercial Class shares commenced operations on November 19, 2009.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

TDAM Institutional Municipal Money Market Fund

	Institutional Class(2)
	2013ˆ		2012		2011	2010
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.001	0.001
Net realized gains (losses) on investments	—		(0.000	)*	0.000 *	(0.000	)*
Total from operations	0.000	*	0.000	*	0.001	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.001)	(0.001)
Distributions from net realized gains	—		—		—	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.001)	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00
Total investment return†	0.01%		0.02%		0.07%	0.08%
Net assets end of period (000)	$56,959		$54,675		$60,828	$72,244
Ratio of net expenses to average net assets	0.12	%‡	0.13%		0.15%	0.17	%‡
Ratio of total expenses to average net assets	0.34	%‡	0.34%		0.31%	0.41	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.02%		0.08%	0.10	%‡

TDAM Institutional Municipal Money Market Fund

	Institutional Service Class(3)
	2013ˆ		2012		2011		2010
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	—		(0.000	)*	0.000	*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%
Net assets end of period (000)	$26,159		$22,246		$22,567		$28,048
Ratio of net expenses to average net assets	0.13	%‡	0.14%		0.21%		0.26	%‡
Ratio of total expenses to average net assets	0.59	%‡	0.59%		0.57%		0.65	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01	%‡

ˆ	For the six-month period ended April 30, 2013.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	Institutional Class shares commenced operation on January 20, 2010.
(3)	Institutional Service Class shares commenced operations on January 20, 2010.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

TDAM Institutional U.S. Government Fund

	Institutional Class
	2013ˆ		2012		2011		2010		2009	2008
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.003	0.027
Net realized gains (losses) on investments	0.000	*	(0.000	)*	(0.000	)*	—		0.000 *	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.003	0.027
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.003)	(0.027)
Distributions from net realized gains	—		—		—		—		(0.000)*	(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.003)	(0.027)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.01%		0.01%		0.03%		0.05%		0.33%	2.81%
Net assets end of period (000)	$195,146		$156,456		$171,877		$178,723		$269,602	$361,042
Ratio of net expenses to average net assets	0.13	%‡	0.13%		0.13%		0.14%		0.17%	0.14	%‡
Ratio of total expenses to average net assets	0.16	%‡	0.16%		0.16%		0.16%		0.17%	0.14	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.03%		0.05%		0.38%	2.75	%‡

TDAM Institutional U.S. Government Fund

	Institutional Service Class
	2013ˆ		2012		2011		2010		2009	2008
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.002	0.025
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*	—		0.000 *	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.002	0.025
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)	(0.025)
Distributions from net realized gains	—		—		—		—		(0.000)*	(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)	(0.025)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.00%		0.01%		0.03%		0.03%		0.21%	2.55%
Net assets end of period (000)	$508,547		$643,949		$497,048		$472,552		$286,799	$349,489
Ratio of net expenses to average net assets	0.13	%‡	0.13%		0.13%		0.17%		0.30%	0.39	%‡
Ratio of total expenses to average net assets	0.41	%‡	0.41%		0.41%		0.41%		0.42%	0.39	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.03%		0.03%		0.23%	2.50	%‡

ˆ	For the six-month period ended April 30, 2013.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

TDAM Institutional U.S. Government Fund

	Commercial Class(2)
	2013ˆ		2012		2011		2010		2009
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	0.000	*	(0.000	)*	(0.000	)*	—		0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		—		—		—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.03%		0.03%		0.08%
Net assets end of period (000)	$270,152		$300,052		$280,239		$181,365		$230,681
Ratio of net expenses to average net assets	0.13	%‡	0.13%		0.13%		0.15%		0.18	%‡
Ratio of total expenses to average net assets	0.81	%‡	0.81%		0.81%		0.81%		0.86	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.03%		0.03%		0.04	%‡

ˆ	For the six-month period ended April 30, 2013.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	Commercial Class shares commenced operations on November 14, 2008.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

TDAM Institutional Treasury Obligations Money Market Fund

	Institutional Service Class(2)
	2013ˆ		2012		2011		2010		2009
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		(0.000	)*	(0.000	)*	(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.02%
Net assets end of period (000)	$94,725		$378,961		$136,057		$157,749		$127,189
Ratio of net expenses to average net assets	0.11	%‡	0.09%		0.11%		0.14%		0.16	%‡
Ratio of total expenses to average net assets	0.43	%‡	0.44%		0.43%		0.46%		0.51	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01	%‡

TDAM Institutional Treasury Obligations Money Market Fund

	Commercial Class(3)
	2013ˆ		2012		2011		2010		2009
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		(0.000	)*	(0.000	)*	(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.02%
Net assets end of period (000)	$337,318		$351,633		$293,060		$265,294		$122,143
Ratio of net expenses to average net assets	0.10	%‡	0.09%		0.10%		0.15%		0.11	%‡
Ratio of total expenses to average net assets	0.94	%‡	0.95%		0.93%		0.96%		0.87	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01	%‡

ˆ	For the six-month period ended April 30, 2013.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	Institutional Service Class shares commenced operations on November 3, 2008.
(3)	Commercial Class shares commenced operations on November 14, 2008.

Please see accompanying notes to financial statements.

Financial Highlights (concluded)

TDAM Short-Term Bond Fund

	2013ˆ	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.29	$10.24	$10.32	$10.25	$9.88	$10.02
Net investment income(1)	0.032	0.107	0.098	0.154	0.281	0.407
Net realized gains (losses) on investments	0.004	0.073	(0.012)	0.144	0.379	(0.139)
Total from operations	0.036	0.180	0.086	0.298	0.660	0.268
Dividends from net investment income	(0.045)	(0.107)	(0.117)	(0.163)	(0.290)	(0.408)
Distributions from net realized gains	(0.011)	(0.023)	(0.049)	(0.065)	—	—
Total dividends and distributions	(0.056)	(0.130)	(0.166)	(0.228)	(0.290)	(0.408)
Net asset value, end of period	$10.27	$10.29	$10.24	$10.32	$10.25	$9.88
Total investment return†	0.35%	1.77%	0.85%	2.95%	6.76%	2.67%
Net assets end of period (000)	$103,338	$69,734	$67,604	$75,200	$36,213	$21,059
Ratio of net expenses to average net assets	0.43%‡	0.43%	0.43%	0.43%	0.43%	0.43%‡
Ratio of total expenses to average net assets	0.55%‡	0.56%	0.48%	0.62%	0.68%	0.85%‡
Ratio of net investment income to average net assets	0.55%‡	0.74%	0.96%	1.50%	2.78%	4.04%‡
Portfolio Turnover Rate	22%	176%	75%	83%	122%	29%

ˆ	For the six-month period ended April 30, 2013.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2013 (unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. This shareholder report only applies to the following series of the Company: the TDAM Institutional Money Market Fund (the “Institutional Money Market Fund”), the TDAM Institutional Municipal Money Market Fund (the “Institutional Municipal Money Market Fund”), the TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”), the TDAM Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Obligations Money Market Fund”) and the TDAM Short-Term Bond Fund (the “Short-Term Bond Fund”) (each, a “Fund” and collectively, the “Funds”). Each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund is a diversified investment portfolio, and the Short-Term Bond Fund is a non-diversified investment portfolio. The investment objective of each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of the Short-Term Bond Fund is to provide a high level of income consistent with liquidity and preservation of capital. The Institutional Money Market Fund has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The Institutional Municipal Money Market Fund invests primarily in a diversified portfolio of short-term, high quality tax-exempt municipal obligations. The Institutional U.S. Government Fund offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Institutional Treasury Obligations Money Market Fund invests 100% of its net assets in U.S. Treasury obligations and repurchase agreements backed by such obligations. The Short-Term Bond Fund invests primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment-grade debt obligations of banks and corporations.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is the policy of each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund to maintain a continuous net asset value of $1.00 per share for each class. Each of these Funds has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each of these Funds will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each of the Institutional Money Market Fund’s, Institutional U.S. Government Fund’s and Institutional Treasury Obligations Money Market Fund’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the NYSE is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open (a “Fund Business Day”). The Institutional Municipal Money Market Fund’s NAV per share is computed as of 1:00 p.m. (Eastern Time) on each Fund Business Day. The Short-Term Bond Fund’s NAV per share is computed as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. (Eastern Time) on each Fund Business Day. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2013 (unaudited)

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each of the Institutional Money Market Fund’s, the Institutional Municipal Money Market Fund’s, the Institutional U.S. Government Fund’s and the Institutional Treasury Obligations Money Market Fund’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Securities and assets for which market quotations are readily available, or which can be accurately valued within the Company’s established pricing procedures, are valued at current market value for the Short-Term Bond Fund. The Fund values its securities using various methods depending on the primary market or exchange on which the securities trade. Debt securities and other assets for which market quotations are readily available may be valued at market value determined by such securities’ most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. To the extent the Fund holds securities that are traded in foreign markets, the Fund may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures.

As of April 30, 2013, there were no securities valued in accordance with Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of April 30, 2013, all of the investments for the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund, Institutional Treasury Obligations Money Market Fund and Short-Term Bond Fund are Level 2. For details of investment classifications, reference the Schedule of Investments.

For the six-month period ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities for all Funds.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2013 (unaudited)

For the six-month period ended April 30, 2013, there have been no significant changes to the Funds’ fair valuation methodologies.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Funds’ “Investment Manager” and “Administrator”) (under procedures adopted by the Board with respect to the money market funds), subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Income — Interest income, including accretion and amortization of discounts and premiums, on securities is accrued as earned. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of mortgage backed and asset backed securities are recorded as an adjustment to interest income for financial reporting purposes.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the six-month period ended April 30, 2013, there were no earnings credits.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly by each of the Funds. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc. (the “Investment Manager”), a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund, such annual investment management fee is equal to 0.10 of 1% of average daily net assets; and with respect to the Short-Term Bond Fund such annual investment management fee is equal to 0.25 of 1% of average daily net assets.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2013 (unaudited)

The Investment Manager from time to time may waive fees or assume certain expenses of each Fund or Class, as the case may be (in each case, a “Voluntary Expense Limitation” and collectively, the “Voluntary Expense Limitations”), so that the annualized ratio of total operating expenses for the Fund or Class do not exceed the applicable Expense Cap shown in the table as follows.

Expense Cap
Institutional Money Market Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
Institutional Municipal Money Market Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Institutional U.S. Government Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
Institutional Treasury Obligations Money Market Fund
Institutional Service Class	0.45%
Commercial Class	0.95%
Short-Term Bond Fund	0.43%

These Voluntary Expense Limitations are subject to cancellation or modification by the Investment Manager and its affiliates at any time. The Voluntary Expense Limitations may not apply to extraordinary expenses.

Any amount waived or paid pursuant to a Voluntary Expense Limitation (a “Waived Amount”) shall be repaid to the Investment Manager by the respective Fund; provided, that a Fund shall not repay any such Waived Amount to the Investment Manager, if such payment shall cause such Fund’s or the relevant Class’ total operating expenses (on an annualized basis) to exceed the Expense Cap applicable to such Fund or Class, as the case may be, at the time the relevant Waived Amount was waived or reimbursed; provided further, that no Waived Amount shall be repaid to the Investment Manager more than two years after the end of the fiscal year during which such Waived Amount was waived or reimbursed.

In addition, the Investment Manager and its affiliates from time to time may voluntarily waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund. Any such waivers of fees or assumption of expenses are subject to cancellation or modification by the Investment Manager and its affiliates at any time and are not subject to repayment back to the Investment Manager or its affiliates.

TDAM USA Inc. (the “Administrator”) has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Fund. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Fund. The Administrator pays Citi’s fees for providing these services.

A Distribution Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Commercial Class of each of the Institutional Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund to pay from its assets distribution fees at a rate not to exceed 0.40%, 0.40% and 0.50%, respectively, of the annual average daily net assets of each such class. These distribution fees are computed and accrued

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2013 (unaudited)

daily and will be paid to broker-dealers, including TD Ameritrade, Inc. and TD Bank, N.A. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under the Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Ameritrade, Inc. under the Shareholder Services Agreement.

TD Bank, N.A., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Bank, N.A., under the Shareholder Services Agreement.

For the six-month period ended April 30, 2013, the Investment Manager and its affiliates earned, waived and/or reimbursed certain fees for each Fund, as follows:

	Investment Management Fees	Investment Management Fees Waived/ Expenses Reimbursed	Distribution Fees	Distribution Fees Waived	Shareholder Service Fees	Shareholder Service Fees Waived
TDAM Institutional Money Market Fund	$72,809	$118,972	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	$—	$—	$—	$—
Institutional Service Class	N/A	N/A	—	—	73,876	72,930
Commercial Class	N/A	N/A	46,610	46,610	29,131	28,612
TDAM Institutional Municipal Money Market Fund	44,037	96,432	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	34,461	33,875
TDAM Institutional U.S. Government Fund	448,198	143,405	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	524,877	519,215
Commercial Class	N/A	N/A	585,107	585,107	365,691	362,257
TDAM Institutional Treasury Obligations Money Market Fund	260,200	218,531	N/A	N/A	N/A	N/A
Institutional Service Class	N/A	N/A	—	—	167,502	167,502
Commercial Class	N/A	N/A	966,010	966,010	483,005	483,005
TDAM Short-Term Bond Fund	99,753	46,322	N/A	N/A	N/A	N/A

All fees are earned, waived and reimbursed at the class level of each Fund, with the exception of Investment Management fees which are earned, waived and reimbursed at the fund level of each Fund.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2013 (unaudited)

As of April 30, 2013, fees which were previously waived by the Investment Manager pursuant to the Voluntary Expense Limitations, which may be subject to possible future reimbursement to the Investment Manager were as follows:

	Potential Amount of Recovery	Expiration
TDAM Institutional Money Market Fund	$163,421	2013
	180,338	2014
	89,258	2015
TDAM Institutional Municipal Money Market Fund	115,823	2013
	122,349	2014
	63,141	2015
TDAM Short-Term Bond Fund	35,026	2013
	91,742	2014
	46,322	2015

As of April 30, 2013, the detail of the Due from Investment Manager and its affiliates and the Payable to Investment Manager and its affiliates on the Statements of Assets and Liabilities for each Fund are as follows:

	Investment Management Fees Payable	Investment Management Fees Waived/ Expenses Reimbursed	Distribution Fees Payable	Distribution Fees Waived	Shareholder Service Fees Payable	Shareholder Service Fees Waived
TDAM Institutional Money Market Fund	$12,076	$22,934	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	$—	$—	$—	$—
Institutional Service Class	N/A	N/A	—	—	12,302	12,288
Commercial Class	N/A	N/A	7,521	7,521	4,700	4,625
TDAM Institutional Municipal Money Market Fund	7,544	15,802	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	5,492	5,288
TDAM Institutional U.S. Government Fund	77,885	37,303	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	103,223	103,223
Commercial Class	N/A	N/A	85,534	85,534	53,665	53,656
TDAM Institutional Treasury Obligations Money Market Fund	42,104	42,390	N/A	N/A	N/A	N/A
Institutional Service Class	N/A	N/A	—	—	19,077	19,077
Commercial Class	N/A	N/A	182,920	182,920	86,184	86,184
TDAM Short-Term Bond Fund	19,136	5,396	N/A	N/A	N/A	N/A

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2013 (unaudited)

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $45,000 payable quarterly;
2.	a meeting fee of $5,000 for each regular meeting attended in person;
3.	a meeting fee of $2,500 for each regular meeting attended by telephone;
4.	for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $2,500 for each such meeting attended;
5.	a meeting fee of $5,000 for each special meeting attended in person;
6.	Retainer for Independent Board Chair is $10,000 annually, payable quarterly; and
7.	Retainer for Audit Committee Chair is $5,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

Note 5 — Investment Transactions

The cost of security purchases and proceeds from the sale and maturities of securities, other than short-term investments, for the six-month period ended April 30, 2013 were as follows for the Short-Term Bond Fund:

Short-Term Bond Fund
Purchases
U.S. Government	$29,163,625
Other	20,529,150
Sales and Maturities
U.S. Government	$10,496,629
Other	6,719,681

Note 6 — Federal Income Taxes

It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax year (the current and prior 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss) and accumulated net realized gain (loss).

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2013 (unaudited)

The tax character of distributions declared to shareholders for the fiscal year ended October 31, 2012 for each Fund were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Totals
Institutional Money Market Fund	2012	$—	$43,523	$—	$43,523
Institutional Municipal Money Market Fund	2012	12,900	116	—	13,016
Institutional U.S. Government Fund	2012	—	96,352	—	96,352
Institutional Treasury Obligations Money Market Fund	2012	—	48,506	—	48,506
Short-Term Bond Fund	2012	—	792,019	88,152	880,171

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances as of and for the period ended April 30, 2013 have not been determined as of the date of this report.

As of October 31, 2012, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Institutional Money Market Fund	$6,528	$—	$—	$—	$—	$(4,198)	$2,330
Institutional Municipal Money Market Fund	—	1,276	—	(957)	—	(1,277)	(958)
Institutional U.S. Government Fund	8,649	—	—	(22,999)	—	(8,886)	(23,236)
Institutional Treasury Obligations Money Market Fund	3,470	—	—	(1,470)	—	(3,769)	(1,769)
Short-Term Bond Fund	62,868	—	72,138	—	938,354	(62,445)	1,010,915

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2012, the following Funds had capital loss carryforwards available to offset future capital gains, if any:

	Expiring October 31,
	2018	2019	Total
Institutional Municipal Money Market Fund	$523	$—	$523
Institutional U.S. Government Fund	—	20,533	20,533

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss*
Institutional Municipal Money Market Fund	$434
Institutional U.S. Government Fund	2,466
Institutional Treasury Obligations Money Market Fund	1,470
*	This table should be used in conjunction with the capital loss carryforwards table.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2013 (unaudited)

As of April 30, 2013, the cost of investments of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund for Federal income tax purposes were substantially the same as the cost for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Short-Term Bond Fund as of April 30, 2013, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Short-Term Bond Fund	$102,103,099	$957,449	$(14,331)	$943,118

Note 7 — Credit Risk

The income from each Fund will vary with changes in prevailing interest rates. In addition, certain of each Fund’s investments, other than investments of the Institutional Treasury Obligations Money Market Fund, are subject to “credit risk,” which is the risk that an issuer will be unable to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the Institutional U.S. Government Fund (and each other Fund of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

In addition to credit risk, asset backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Note 8 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 46.8%
BANKS — 8.7%
Australia & New Zealand Banking Group
0.18%, 8/13/13 (A) (B)	$1,000,000	$999,480
Caisse Centrale Desjardins du Quebec
0.17%, 5/15/13 (A) (B)	1,500,000	1,499,901
0.18%, 6/12/13 (A) (B)	1,500,000	1,499,685
0.17%, 6/14/13 (A) (B)	1,500,000	1,499,688
0.19%, 7/2/13 (A) (B)	1,500,000	1,499,509
Commonwealth Bank of Australia
0.18%, 6/7/13 (A) (B)	1,000,000	999,815
0.18%, 6/17/13 (A) (B)	1,000,000	999,772
0.17%, 7/15/13 (A) (B)	1,500,000	1,499,469
		10,497,319
DOMESTIC/FOREIGN BANK SUPPORTED — 2.9%
CPPIB Capital (GTY: Canada Pension Plan Investment Board)
0.16%, 5/14/13 (A) (B)	1,000,000	999,942
0.17%, 7/25/13 (A) (B)	1,500,000	1,499,398
0.16%, 7/26/13 (A) (B)	1,000,000	999,618
		3,498,958
INDUSTRIAL & OTHER COMMERCIAL PAPER — 35.2%

Board of Trustees of The Leland Stanford Junior University
0.15%, 5/16/13 (A)	1,000,000	999,937
0.15%, 6/13/13 (A)	2,000,000	1,999,642
California State, EFA
0.15%, 5/15/13	2,000,000	2,000,000
Dean Health Systems
0.18%, 6/4/13 (A)	2,000,000	1,999,660
General Electric Capital
0.17%, 7/16/13 (A)	2,000,000	1,999,282
National Australia Funding Delaware
0.17%, 7/24/09 (A) (B)	1,000,000	999,615
0.18%, 5/6/13 (A) (B)	1,500,000	1,499,963
Old Line Funding
0.21%, 8/9/13 (A) (B)	1,000,000	999,417
President and Fellows of Harvard College
0.12%, 5/9/13 (A)	2,000,000	1,999,947
Procter & Gamble
0.10%, 5/7/13 (A) (B)	2,000,000	1,999,967
0.14%, 6/11/13 (A) (B)	1,000,000	999,841

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Province of Ontario Canada
0.15%, 5/22/13 (A)	$1,000,000	$999,912
0.12%, 5/28/13 (A)	3,000,000	2,999,730
Province of Quebec Canada
0.13%, 6/12/13 (A) (B)	1,000,000	999,848
0.15%, 8/20/13 (A) (B)	1,000,000	999,537
PSP Capital
0.17%, 7/18/13 (A) (B)	1,000,000	999,632
Trinity Health
0.16%, 6/26/13 (A)	2,571,000	2,570,360
0.15%, 6/27/13 (A)	1,429,000	1,428,661
University of California
0.13%, 5/20/13 (A)	2,000,000	1,999,863
0.14%, 7/10/13 (A)	1,500,000	1,499,592
University of Texas Permanent University Funding System
0.11%, 6/3/13	1,000,000	1,000,000
0.15%, 6/5/13	2,000,000	2,000,000
0.15%, 6/6/13	1,000,000	1,000,000
0.17%, 7/9/13	2,000,000	2,000,000
Yale University
0.17%, 5/2/13 (A)	1,000,000	999,995
0.15%, 5/7/13 (A)	1,000,000	999,975
0.16%, 6/3/13 (A)	1,750,000	1,749,743
0.18%, 8/14/13 (A)	1,000,000	999,475
		42,743,594
TOTAL COMMERCIAL PAPER		56,739,871
MUNICIPAL OBLIGATIONS — 23.4%

Board of Trustees of Michigan State University, TECP
0.14%, 6/4/13	1,000,000	1,000,000
0.14%, 6/5/13	2,000,000	2,000,000
0.13%, 6/12/13	2,000,000	2,000,000
Illinois State, Finance Authority, Rehab Institute Chicago Project, Ser B, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.21%, 5/2/13 (C)	1,600,000	1,600,000
Johns Hopkins University, TECP
0.13%, 7/9/13	1,000,000	1,000,000
Lower Neches Valley Authority, IDC, Exxon-Mobil Project, RB
0.17%, 5/1/13 (C)	3,200,000	3,200,000
Lower Neches Valley Authority, IDC, Exxon-Mobil Project, Ser B, AMT, RB
0.18%, 5/1/13 (C)	1,855,000	1,855,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS (continued)
Metro Atlanta, Rapid Transportation Authority, TECP
0.12%, 7/8/13	$2,000,000	$2,000,000
New York State, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, AMT, RB, (LOC: Scotiabank)
0.23%, 5/1/13 (C)	500,000	500,000
Norfolk Virginia, IDA, TECP
0.15%, 6/20/13	1,000,000	1,000,000
Rhode Island State, SLA, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.20%, 5/1/13 (C)	2,000,000	2,000,000
Rhode Island State, SLA, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.15%, 5/1/13 (C)	3,000,000	3,000,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.21%, 5/1/13 (C)	300,000	300,000
University of California, Ser Z-2, RB
0.18%, 5/2/13 (C)	1,000,000	1,000,000
Virginia State, Small Business Financing Authority, Carilion Clinic Obligations Project, Ser B, RB, (LOC: PNC Bank N.A.)
0.17%, 5/1/13 (C)	4,980,000	4,980,000
Wisconsin State, TECP
0.13%, 7/3/13	1,000,000	1,000,000
TOTAL MUNICIPAL OBLIGATIONS		28,435,000
CERTIFICATES OF DEPOSIT — 15.8%
Australia & New Zealand Banking Group, NY
0.15%, 5/23/13	2,000,000	2,000,000
Bank of Montreal, IL
0.16%, 5/8/13	1,000,000	1,000,000
0.16%, 5/10/13	1,500,000	1,500,000
0.15%, 5/30/13	1,500,000	1,500,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Bank of Nova Scotia, TX
0.29%, 5/31/13	$1,000,000	$1,000,003
0.20%, 6/19/13	1,000,000	1,000,000
0.19%, 6/21/13	1,000,000	1,000,000
Canadian Imperial Bank of Commerce, NY
0.55%, 5/1/13	1,000,000	1,000,000
0.12%, 5/3/13	1,500,000	1,500,000
0.12%, 6/10/13	1,500,000	1,500,000
0.13%, 7/2/13	1,500,000	1,500,000
JPMorgan Chase Bank
0.18%, 7/26/13	1,200,000	1,200,000
National Australia Bank
0.17%, 5/22/13	1,500,000	1,500,000
Royal Bank of Canada, NY
0.54%, 5/1/13	1,000,000	1,000,000
0.43%, 5/1/13	1,000,000	1,000,000
TOTAL CERTIFICATES OF DEPOSIT		19,200,003
REGIONAL GOVERNMENT OBLIGATIONS — 4.1%
Export Development Canada
0.35%, 5/24/13 (B)	1,000,000	1,000,094
0.20%, 6/7/13	4,000,000	4,000,251
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		5,000,345
CORPORATE OBLIGATIONS — 3.2%
BANKS — 2.1%
Royal Bank of Canada MTN
2.10%, 7/29/13	2,000,000	2,009,245
Wachovia MTN
5.50%, 5/1/13	533,000	533,000
		2,542,245
INDUSTRIAL — 1.1%
Wal-Mart Stores 4.55%, 5/1/13	1,358,000	1,358,000
TOTAL CORPORATE OBLIGATIONS		3,900,245
U.S. GOVERNMENT AGENCY OBLIGATION — 2.5%
FREDDIE MAC, DISCOUNT NOTE — 2.5%
0.09%, 5/13/13 (A) (D)	3,000,000	2,999,910
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		2,999,910

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS — 5.4%
Counterparty: Bank of Montreal 0.140% dated 4/30/13, due 5/1/13 in the amount of $4,555,018, fully collateralized by a $4,626,200 U.S. Treasury obligation, coupon 0.625%, maturity 8/31/17, value $4,646,167	$4,555,000	$4,555,000
Counterparty: Bank of Nova Scotia 0.150% dated 4/30/13, due 5/1/13 in the amount of $1,000,004, fully collateralized by a $987,700 U.S. Treasury obligation, coupon 2.375%, maturity 10/31/14, value $1,020,067	1,000,000	1,000,000
Counterparty: RBC Capital Markets 0.130% dated 4/30/13, due 5/1/13 in the amount of $1,000,004, fully collateralized by a $980,400 U.S. Treasury obligation, coupon 1.50%, maturity 7/31/16, value $1,020,015	1,000,000	1,000,000
TOTAL REPURCHASE AGREEMENTS		6,555,000
TOTAL INVESTMENTS (Cost $122,830,374) — 101.2%		122,830,374
OTHER ASSETS AND LIABILITIES, NET — (1.2)%		(1,401,932)
NET ASSETS — 100.0%		$121,428,442

(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2013, these securities amounted to $24,494,191 or 20.17% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(C)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2013. Date shown is the date on which the Fund can unconditionally demand payment.
(D)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

AMT — Alternative Minimum Tax

EFA — Educational Facilities Authority

GTY — Guarantee

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

LOC — Letter of Credit

MTN — Medium Term Note

N.A. — National Association

RB — Revenue Bond

Ser — Series

SLA — Student Loan Authority

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.9%
ALASKA — 0.6%
Valdez, Marine Terminal, Exxon Pipeline Project, Ser C, RB
0.17%, 5/1/13 (A)	$500,000	$500,000
CALIFORNIA — 8.9%
California State, EFA, TECP
0.15%, 5/15/13	1,000,000	1,000,000
0.09%, 5/23/13	3,000,000	3,000,000
California State, HFA, MFH Project, RB, (LOC: Fannie Mae)
0.20%, 5/1/13 (A) (B)	1,000,000	1,000,000
California State, Infrastructure & Economic Development Bank, Los Angeles Museum Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.17%, 5/1/13 (A)	700,000	700,000
Irvine Ranch, Water District, Improvement District Project, Ser A, SAB, (LOC: U.S. Bank N.A.)
0.20%, 5/2/13 (A)	700,000	700,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.23%, 5/1/13 (A)	1,000,000	1,000,000
		7,400,000
CONNECTICUT — 4.8%
Connecticut State, HEFA, TECP
0.14%, 7/9/13	2,000,000	2,000,000
Connecticut State, HEFA, Yale University Project, Ser Y-2, RB
0.14%, 5/1/13 (A)	2,020,000	2,020,000
		4,020,000
GEORGIA — 3.0%
Metro Atlanta, Rapid Transportation Authority, TECP
0.12%, 7/8/13	1,000,000	1,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Monroe County, Development Authority, Oglethorpe Power Corp. Project, RB, (LOC: Bank of Montreal)
0.23%, 5/1/13 (A)	$1,500,000	$1,500,000
		2,500,000
IDAHO — 0.9%
Idaho State, TRAN
2.00%, 6/28/13	750,000	752,140
ILLINOIS — 8.3%
Chicago Board of Education, Dedicated Revenues Project, Ser A-2, GO, (LOC: Northern Trust Company)
0.21%, 5/2/13 (A)	400,000	400,000
Illinois State, EFA, TECP
0.15%, 5/1/13	3,000,000	3,000,000
Illinois State, Finance Authority, RB
0.20%, 5/1/13 (A)	600,000	600,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.20%, 5/2/13 (A)	450,000	450,000
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser F, RB, (LOC: Bank of Montreal)
0.22%, 5/2/13 (A)	2,000,000	2,000,000
Illinois State, Finance Authority, North Park University Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.24%, 5/1/13 (A)	500,000	500,000
		6,950,000
INDIANA — 0.4%
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.22%, 5/2/13 (A)	300,000	300,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
IOWA — 1.2%
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.22%, 5/2/13 (A)	$975,000	$975,000
KENTUCKY — 0.6%
Kentucky State, Higher Education Student Loan Corp., Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.23%, 6/5/13 (A)	500,000	500,000
MARYLAND — 4.2%
Johns Hopkins University, TECP
0.13%, 7/9/13	1,000,000	1,000,000
0.17%, 7/17/13	2,500,000	2,500,000
		3,500,000
MASSACHUSETTS — 4.6%
Massachusetts State, HEFA, TECP
0.11%, 5/2/13	3,800,000	3,800,000
MICHIGAN — 4.8%
Board of Trustees of Michigan State University, TECP
0.14%, 6/5/13	1,000,000	1,000,000
Michigan State, HFA, TECP
0.14%, 6/4/13	1,000,000	1,000,000
University of Michigan, TECP
0.14%, 6/3/13	2,000,000	2,000,000
		4,000,000
MINNESOTA — 1.2%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: Royal Bank of Canada)
0.21%, 5/2/13 (A)	1,000,000	1,000,000
MISSOURI — 3.1%
Missouri State, HEFA, TECP
0.12%, 7/1/13	2,000,000	2,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.21%, 5/1/13 (A)	$550,000	$550,000
		2,550,000
NEW MEXICO — 1.3%
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.19%, 5/2/13 (A)	1,050,000	1,050,000
NEW YORK — 22.0%
Long Island, Power Authority, Sub-Ser 1B-RMKT, RB, (LOC: State Street Bank & Trust Co.)
0.18%, 5/1/13 (A)	400,000	400,000
New York City, Municipal Water Finance Authority, Ser B-2, RB, (LIQ: Royal Bank of Canada)
0.21%, 5/2/13 (A)	500,000	500,000
New York City, Transitional Finance Authority, New York City Recovery Project, Ser 3F, RB
0.18%, 5/1/13 (A)	500,000	500,000
New York City, Transitional Future Tax Secured, Recovery Project, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.17%, 5/1/13 (A)	1,650,000	1,650,000
New York State, Dormitory Authority, TECP
0.11%, 5/7/13	2,000,000	2,000,000
New York State, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.23%, 5/1/13 (A)	1,500,000	1,500,000
New York State, Housing Finance Agency, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.20%, 5/1/13 (A)	2,000,000	2,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK (continued)
New York State, Liberty Development, World Trade Center Project, Ser A-1, RB
0.25%, 5/22/13 (A)	$2,000,000	$2,000,000
New York State, Power Authority, TECP
0.14%, 5/13/13	3,000,000	3,000,000
Port Authority of New York and New Jersey, TECP
0.15%, 5/8/13	3,000,000	3,000,000
Triborough Bridge & Tunnel Authority, Ser B-2B, RB, (LOC: CALSTRS)
0.18%, 5/1/13 (A)	300,000	300,000
Triborough Bridge & Tunnel Authority, Ser B-3-REMK, RB
0.18%, 5/1/13 (A)	1,410,000	1,410,000
		18,260,000
OHIO — 3.8%
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.22%, 5/2/13 (A)	1,700,000	1,700,000
Ohio State, Water Development Authority, Firstenergy Project, Ser A, RB, (LOC: Bank of Nova Scotia)
0.18%, 5/1/13 (A)	805,000	805,000
Ohio State, Water Development Authority, RB, (LOC: Bank of Nova Scotia)
0.18%, 5/1/13 (A)	700,000	700,000
		3,205,000
OREGON — 3.0%
Clackamas County, Hospital Facility Authority, Legacy Health Systems, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.22%, 5/1/13 (A)	1,500,000	1,500,000
Oregon State, Ser A, TRAN
2.00%, 6/28/13	1,000,000	1,002,885
		2,502,885
PENNSYLVANIA — 1.8%
Pennsylvania State University, Ser B, RB
0.22%, 6/1/31 (A)	1,500,000	1,500,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TEXAS — 7.8%
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.25%, 5/2/13 (A)	$650,000	$650,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.25%, 5/2/13 (A) (C)	1,000,000	1,000,000
Houston, TRAN
2.00%, 6/28/13	1,500,000	1,504,329
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.18%, 5/1/13 (A)	1,400,000	1,400,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.20%, 5/1/13 (A)	500,000	500,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.21%, 5/1/13 (A)	400,000	400,000
Tarrant County, Cultural Education Facilities Finance, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.21%, 5/1/13 (A)	1,000,000	1,000,000
		6,454,329
UTAH — 1.9%
Utah State, Housing Corp., Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.23%, 5/2/13 (A)	1,600,000	1,600,000
VERMONT — 1.6%
Vermont State, Student Assistance Authority, Ser B-1, AMT, RB, (LOC: BNY Mellon)
0.20%, 5/2/13 (A)	1,300,000	1,300,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
VIRGINIA — 2.0%
Norfolk, IDA, TECP
0.15%, 6/20/13	$1,500,000	$1,500,000
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB
0.28%, 5/1/13 (A)	200,000	200,000
		1,700,000
WASHINGTON — 2.3%
Washington State, Economic Development Finance Authority, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.26%, 5/2/13 (A)	555,000	555,000
Washington State, Housing Finance Commission, Boardwalk Apartments Project, Ser A, AMT, RB
0.25%, 5/2/13 (A)	600,000	600,000
Washington State, Housing Finance Commission, Lake Wash Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.24%, 5/1/13 (A)	800,000	800,000
		1,955,000
WISCONSIN — 4.2%
Wisconsin State, TECP
0.12%, 7/2/13	1,500,000	1,500,000
0.13%, 7/3/13	2,000,000	2,000,000
		3,500,000
WYOMING — 1.6%
Lincoln County, Pacificorp. Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.23%, 5/1/13 (A)	1,000,000	1,000,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.18%, 5/1/13 (A)	300,000	300,000
		1,300,000
TOTAL MUNICIPAL OBLIGATIONS		83,074,354
TOTAL INVESTMENTS
(Cost $83,074,354) — 99.9%		83,074,354
OTHER ASSETS AND LIABILITIES, NET — 0.1%		43,304
NET ASSETS — 100.0%		$83,117,658

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2013. Date shown is the date on which the Fund can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2013, these securities amounted to $1,000,000 or 1.20% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers’ Retirement System

EFA — Educational Facilities Authority

GO — General Obligation

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Authority

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

LIQ — Liquidity Agreement

LOC — Letter of Credit

MFH — Multi-Family Housing

N.A. — National Association

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 67.2%
FANNIE MAE — 4.1%
1.75%, 5/7/13 (A)	$15,000,000	$15,004,031
4.05%, 5/28/13 (A)	5,000,000	5,014,533
1.50%, 6/26/13 (A)	20,000,000	20,041,919
		40,060,483
FANNIE MAE, DISCOUNT NOTE — 14.1%
0.11%, 6/5/13 to 6/12/13 (A) (B)	85,000,000	84,989,840
0.13%, 6/19/13 (A) (B)	22,500,000	22,496,172
0.06%, 7/24/13 (A) (B)	30,000,000	29,995,800
		137,481,812
FEDERAL FARM CREDIT BANK — 1.5%
0.22%, 7/23/13	15,000,000	15,003,653
FEDERAL HOME LOAN BANK — 12.8%
0.19%, 5/15/13 to 5/21/13 (C)	35,000,000	35,000,000
0.18%, 5/15/13 (C)	12,125,000	12,124,928
0.24%, 5/16/13	12,500,000	12,500,065
0.16%, 6/13/13 (C)	30,000,000	29,999,460
0.42%, 6/21/13	35,400,000	35,417,373
		125,041,826
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 11.5%
0.08%, 5/31/13 (B)	24,000,000	23,998,400
0.16%, 6/5/13 (B)	12,500,000	12,498,056
0.08%, 7/5/13 (B)	25,000,000	24,996,615
0.06%, 7/17/13 (B)	50,000,000	49,993,583
		111,486,654
FREDDIE MAC — 5.2%
4.13%, 9/27/13 (A)	49,885,000	50,698,691
FREDDIE MAC, DISCOUNT NOTE — 18.0%
0.08%, 5/6/13 (A) (B)	50,000,000	49,999,417
0.14%, 5/28/13 (A) (B)	25,000,000	24,997,431
0.08%, 7/8/13 (A) (B)	25,000,000	24,996,317
0.07%, 7/15/13 (A) (B)	75,000,000	74,989,062
		174,982,227
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		654,755,346
U.S. TREASURY OBLIGATION — 2.6%
U.S. Treasury Note
3.63%, 5/15/13	25,000,000	25,034,158
TOTAL U.S. TREASURY OBLIGATION		25,034,158

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS — 30.1%
Counterparty: Bank of Montreal 0.140% dated 4/30/13, due 5/1/13 in the amount of $83,101,323, fully collateralized by various U.S. Treasury obligations, par value $25,717,500 – $45,520,800, coupon 3.75%, maturity 8/15/41, value $84,763,158	$83,101,000	$83,101,000
Counterparty: Bank of Nova Scotia 0.150% dated 4/30/13, due 5/1/13 in the amount of $115,000,479, fully collateralized by a $117,057,020 U.S. Treasury obligation, coupon 0.50%, maturity 10/15/13, value $117,300,489	115,000,000	115,000,000
Counterparty: RBC Capital Markets 0.130% dated 4/30/13, due 5/1/13 in the amount of $95,000,343, fully collateralized by various U.S. Treasury obligations, par value $37,603,100 – $55,107,500, coupon range 0.75% – 3.25%, maturity range 12/15/13 – 7/31/16, value $96,900,007	95,000,000	95,000,000
TOTAL REPURCHASE AGREEMENTS		293,101,000
TOTAL INVESTMENTS (Cost $972,890,504) — 99.9%		972,890,504
OTHER ASSETS AND LIABILITIES, NET — 0.1%		954,688
NET ASSETS — 100.0%		$973,845,192
(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Variable rate security. The rate shown is the current rate on April 30, 2013. Date shown represents the final maturity date.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 49.8%
U.S. Treasury Bills
0.08%, 5/9/13 (A)	$20,000,000	$19,999,667
0.07%, 5/16/13 (A)	25,000,000	24,999,271
0.12%, 5/30/13 (A)	20,000,000	19,998,155
0.09%, 6/27/13 (A)	40,000,000	39,994,617
0.08%, 8/15/13 (A)	40,000,000	39,990,931
0.09%, 10/3/13 (A)	40,000,000	39,984,155
		184,966,796
U.S. Treasury Note
3.63%, 5/15/13	30,000,000	30,040,989
TOTAL U.S. TREASURY OBLIGATIONS		215,007,785
REPURCHASE AGREEMENTS — 50.1%
Counterparty: Bank of Montreal 0.140% dated 4/30/13, due 5/1/13 in the amount of $41,541,162, fully collateralized by various U.S. Treasury obligations, par value $92,800 – $22,771,900, coupon range 0.625% – 4.50%, maturity range 8/31/17 – 8/15/39, value $42,371,895	41,541,000	41,541,000
Counterparty: Bank of Nova Scotia 0.140% dated 4/30/13, due 5/1/13 in the amount of $100,000,389, fully collateralized by a $96,555,800 U.S. Treasury obligation, coupon 3.125%, maturity 2/15/43, value $102,000,400	100,000,000	100,000,000
Counterparty: RBC Capital Markets 0.130% dated 4/30/13, due 5/1/13 in the amount of $75,000,271, fully collateralized by a $72,493,700 U.S. Treasury obligation, coupon 2.00%, maturity 11/15/21, value $76,500,084	75,000,000	75,000,000
TOTAL REPURCHASE AGREEMENTS		216,541,000

DESCRIPTION	VALUE
TOTAL INVESTMENTS (Cost $431,548,785) — 99.9%	$431,548,785
OTHER ASSETS AND LIABILITIES, NET — 0.1%	494,339
NET ASSETS — 100.0%	$432,043,124
(A)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 54.9%
BANKS — 20.4%
Bank of America
7.38%, 5/15/14	$1,534,000	$1,635,910
5.38%, 6/15/14	650,000	682,456
4.50%, 4/1/15	1,150,000	1,219,880
0.54%, 10/14/16 (A)	250,000	243,917
Bank of Montreal MTN
1.45%, 4/9/18	125,000	125,190
Bank of New York Mellon MTN
2.95%, 6/18/15	325,000	341,448
Bank of Nova Scotia
2.15%, 8/3/16 (B)	430,000	450,425
1.85%, 1/12/15	700,000	715,049
Citigroup
2.25%, 8/7/15	1,750,000	1,796,354
1.30%, 4/1/16	500,000	502,597
Commonwealth Bank of Australia MTN
3.75%, 10/15/14 (B)	1,000,000	1,047,028
Deutsche Bank MTN
4.88%, 5/20/13	358,000	358,781
JPMorgan Chase
3.70%, 1/20/15	955,000	1,002,023
3.40%, 6/24/15	1,270,000	1,336,049
3.15%, 7/5/16	250,000	265,787
1.10%, 10/15/15	250,000	251,021
National Australia Bank MTN
2.75%, 3/9/17	750,000	796,576
Nordea Bank
1.75%, 10/4/13 (B)	500,000	503,034
PNC Bank
0.80%, 1/28/16	100,000	100,399
PNC Funding
5.40%, 6/10/14	1,475,000	1,553,687
3.00%, 5/19/14	200,000	205,189
Royal Bank of Canada MTN
1.15%, 3/13/15	1,200,000	1,214,855
State Street
2.88%, 3/7/16	250,000	266,030
UBS MTN
2.25%, 8/12/13	378,000	380,025
US Bancorp MTN
2.20%, 11/15/16	500,000	523,789
1.38%, 9/13/13	565,000	566,746

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Wells Fargo MTN
3.75%, 10/1/14	$1,530,000	$1,599,142
1.50%, 7/1/15	1,125,000	1,144,729
Westpac Banking
2.45%, 11/28/16 (B)	220,000	232,276
		21,060,392
CONSUMER DISCRETIONARY — 5.3%
Anheuser-Busch InBev Worldwide
5.38%, 11/15/14	1,480,000	1,586,258
0.80%, 7/15/15	500,000	501,842
Comcast
5.90%, 3/15/16	710,000	811,583
5.85%, 11/15/15	250,000	281,928
Comcast Cable Communications
7.13%, 6/15/13	900,000	907,221
Diageo Capital PLC
7.38%, 1/15/14	575,000	602,363
1.50%, 5/11/17	150,000	152,902
Home Depot
5.25%, 12/16/13	650,000	669,932
		5,514,029
CONSUMER STAPLES — 2.8%
Coca-Cola
1.50%, 11/15/15	430,000	440,581
CVS Caremark
5.75%, 6/1/17	385,000	455,214
4.88%, 9/15/14	977,000	1,035,263
Kraft Foods
2.63%, 5/8/133	500,000	500,140
SABMiller Holdings
2.45%, 1/15/17 (B)	400,000	418,958
		2,850,156
ENERGY — 4.8%
Apache
6.00%, 9/15/13	870,000	887,431
ConocoPhillips
4.60%, 1/15/15	1,270,000	1,357,554
Enbridge
5.80%, 6/15/14	1,050,000	1,109,439
Enterprise Products Operating
6.30%, 9/15/17	375,000	451,273
Husky Energy
5.90%, 6/15/14	170,000	179,498

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
ENERGY (continued)
Occidental Petroleum
2.50%, 2/1/16	$353,000	$371,643
1.75%, 2/15/17	150,000	154,743
Shell International Finance
0.63%, 12/4/15	500,000	502,621
		5,014,202
FINANCIALS — 6.3%
Berkshire Hathaway
0.80%, 2/11/16	150,000	151,121
Caterpillar Financial Services MTN
6.20%, 9/30/13	381,000	390,183
ERP Operating
5.13%, 3/15/16‡	400,000	445,810
General Electric Capital MTN
2.15%, 1/9/15	1,175,000	1,205,234
1.04%, 8/11/15 (A)	2,300,000	2,318,145
1.00%, 1/8/16	500,000	502,539
Metropolitan Life Global Funding I
1.70%, 6/29/15 (B)	500,000	509,909
Simon Property Group
5.10%, 6/15/15‡	400,000	436,593
4.20%, 2/1/15‡	578,000	608,547
		6,568,081
GAS TRANSMISSION — 3.6%
Kinder Morgan Energy Partners
5.13%, 11/15/14	1,598,000	1,703,342
5.00%, 12/15/13	1,080,000	1,109,942
TransCanada PipeLines
3.40%, 6/1/15	825,000	871,903
		3,685,187
HEALTH CARE — 0.6%
Baxter International
5.90%, 9/1/16	500,000	581,092
INDUSTRIAL — 5.3%
Daimler Finance N.A.
6.50%, 11/15/13	675,000	696,687
1.65%, 4/10/15 (B)	1,375,000	1,391,536
1.25%, 1/11/16 (B)	520,000	522,362
Enterprise Products Operating
9.75%, 1/31/14	513,000	547,631
1.25%, 8/13/15	750,000	756,056

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Norfolk Southern
5.75%, 1/15/16	$250,000	$281,852
5.26%, 9/17/14	750,000	797,537
Union Pacific
5.13%, 2/15/14	350,000	362,324
4.88%, 1/15/15	120,000	128,321
		5,484,306
MATERIALS — 0.2%
EI du Pont de Nemours
3.25%, 1/15/15	250,000	262,338
TELECOMMUNICATION SERVICES — 3.9%
AT&T
5.10%, 9/15/14	1,000,000	1,061,703
AT&T Inc.
0.80%, 12/1/15	350,000	349,456
Cellco Partnership
5.55%, 2/1/14	1,175,000	1,216,453
Rogers Communications
7.50%, 3/15/15	500,000	561,000
Verizon Communications
2.00%, 11/1/16	800,000	827,182
		4,015,794
UTILITIES — 1.7%
Consolidated Edison Co. of New York
3.85%, 6/15/13	511,000	512,915
Duke Energy Carolinas
5.75%, 11/15/13	430,000	441,949
1.75%, 12/15/16	309,000	318,794
Pacific Gas & Electric
6.25%, 12/1/13	430,000	444,181
		1,717,839
TOTAL CORPORATE OBLIGATIONS		56,753,416
U.S. TREASURY OBLIGATIONS — 26.5%
U.S. Treasury Notes
4.75%, 5/15/14	5,000,000	5,238,280
4.00%, 2/15/15	200,000	213,523
1.38%, 11/30/15	9,750,000	10,024,219
1.00%, 10/31/16	6,650,000	6,788,712
0.38%, 3/15/15	5,125,000	5,140,616
TOTAL U.S. TREASURY OBLIGATIONS		27,405,350

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 13.2%
Fannie Mae, MBS Pools
12.00%, 8/1/16 to 3/01/17 (C)	$8,883	$9,047
10.00%, 2/1/25 (C)	10,453	11,671
9.50%, 8/1/22 (C)	5,403	6,000
8.50%, 9/1/15 (C)	29,790	31,454
8.00%, 4/1/15 to 1/01/16 (C)	98,173	102,921
7.50%, 7/1/13 to 3/01/31 (C)	150,456	158,204
7.00%, 11/1/14 to 7/01/31 (C)	173,651	188,656
6.50%, 3/1/14 to 11/01/37 (C)	1,631,703	1,814,021
6.00%, 4/1/14 to 5/01/38 (C)	2,247,256	2,464,093
5.50%, 6/1/18 to 6/01/24 (C)	1,300,942	1,399,337
5.00%, 3/1/23 (C)	25,018	26,863
4.50%, 5/1/18 to 1/01/19 (C)	416,575	447,099
4.00%, 5/1/23 (C)	181,901	196,287
3.60%, 1/1/16 (A) (C)	9,479	9,883
Freddie Mac, MBS Pools
12.00%, 7/1/20 (C)	2,521	2,576
9.00%, 6/1/16 to 7/01/30 (C)	13,548	16,089
8.00%, 5/1/15 to 2/01/17 (C)	29,510	31,168
7.00%, 12/1/14 to 7/01/17 (C)	231,323	245,962
6.50%, 6/1/14 to 2/01/19 (C)	46,581	49,451
6.00%, 11/1/17 to 8/01/24 (C)	367,953	399,063
5.50%, 12/1/17 to 2/01/37 (C)	2,003,392	2,161,149
5.00%, 10/1/23 (C)	65,424	69,606
4.50%, 4/1/21 to 1/01/25 (C)	62,181	66,359
Ginnie Mae, MBS Pools
8.00%, 10/15/25	36,360	37,684
7.50%, 9/15/13	19	19
7.00%, 12/15/23 to 12/15/38	776,215	873,094
6.50%, 10/15/13 to 7/15/29	62,602	68,961
6.00%, 2/15/14 to 2/15/32	781,237	859,278
5.50%, 6/15/14 to 10/15/23	902,365	966,523
4.50%, 11/15/23 to 7/15/24	731,766	794,783
4.00%, 3/15/19	122,293	132,979
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		13,640,280
REGIONAL GOVERNMENT OBLIGATIONS — 2.4%
Province of New Brunswick Canada
6.75%, 8/15/13	860,000	875,652
Province of Nova Scotia Canada
2.38%, 7/21/15	870,000	906,360

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Province of Quebec Canada
4.60%, 5/26/15	$630,000	$683,298
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		2,465,310
MUNICIPAL OBLIGATION — 0.1%
City & County of Honolulu, Hawaii, GO
4.48%, 9/1/17	110,000	124,861
TOTAL MUNICIPAL OBLIGATION		124,861
REPURCHASE AGREEMENT — 2.6%
Counterparty: Bank of Montreal 0.140% dated 4/30/13, due 5/1/13 in the amount of $2,657,010, fully collateralized by a $2,698,500 U.S. Treasury obligation, coupon 0.625%, maturity 8/31/17, value $2,710,147	2,657,010	2,657,000
TOTAL REPURCHASE AGREEMENT		2,657,000
TOTAL INVESTMENTS (Cost $102,103,099) — 99.7%		103,046,217
OTHER ASSETS AND LIABILITIES, NET — 0.3%		291,559
NET ASSETS — 100.0%		$103,337,776
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2013, these securities amounted to $2,571,945 or 2.49% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	Variable rate security. The rate shown is the current rate on April 30, 2013. Date shown represents the final maturity date.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
‡	Real Estate Investment Trust

GO — General Obligation

MBS — Mortgage Backed Security

MTN — Medium Term Note

N.A. — National Association

PLC — Public Limited Company

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2013 (unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Company (the “Independent Directors”), met to consider the approval of the Amended and Restated Investment Management Agreement (the “Investment Management Agreement”) between the Company, on behalf of each Fund, and TDAM USA, Inc. (the “Investment Manager”), at a meeting held on March 8, 2013. In its review, the Board considered information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement. The Board requested and the Investment Manager provided materials relating to its consideration of the Investment Management Agreement, including: (i) fees and expense ratios of each Fund and class, as applicable, in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Fund or class, where applicable, compared to a peer group of funds; (iii) information on the Investment Manager’s profitability with respect to each Fund, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (v) information regarding the Investment Manager’s compliance record. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement for the Company.

The matters discussed below were considered by the Board. During the meeting, experienced counsel independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act, provided guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board considered data on fees and expenses and performance and other information provided by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager, for each Fund for the fiscal year ended October 31, 2012. The Board also considered updated performance information provided to it by the Investment Manager at its March 2013 meeting. Performance and other information may be different as of the date of this report.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Fund and class (before and after any fee waivers and expense reimbursements) for the fiscal year ended October 31, 2012 against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). The funds within the peer group were selected by Lipper.

Specifically, the Board considered data based on information provided by Lipper indicating that, with respect to the fees and expense ratios of each Fund for the fiscal year ended October 31, 2012, the investment management fee rate of each Fund, both before and after fee waivers, was below the median investment management fee rate of its peer group, with the exception of (a) the investment management fee rate both before and after waivers of each of the Institutional Service Class and Commercial Class of the Institutional Money Market Fund, which was the same as the median investment management fee rate before and after waivers, respectively, of its respective peer group, and (b) the investment management fee rate both before and after fee waivers of each of the Institutional Service Class and Commercial Class of the Institutional U.S. Government Fund, which was the same as and five basis points above, respectively, the median investment management fee rate before and after waivers, respectively, of its respective peer group.

The Board noted that each Fund’s or class’, as applicable, total gross expense ratio and total net expense ratio was at or below the median total gross expense ratio and median total net expense ratio, respectively, of its peer group, with the exception of (a) the total net expense ratio of each of the Institutional Service Class and Commercial Class of the TDAM Institutional Money Market Fund, which was approximately seven basis points above the median total net expense ratio of its respective peer group and (b) the total gross expense ratio of each of the Institutional Class of the TDAM Institutional Municipal Money Market Fund, which was three basis points above the median total gross expense ratio of its respective peer group. The Board noted the voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates to support the Funds’ yields.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the affiliates of the Investment Manager.

On the basis of the factors considered and information presented, the Board determined that the fee rates were not unreasonable.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager at meetings and presentations throughout the year and otherwise, including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services and the quality of its administrative and other services. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Fund. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the qualifications of compliance and administrative personnel and other resources of the Investment Manager that support its investment advisory services provided to the Funds and noted that such resources were sufficient to ensure a high level of quality service.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Fund, as well as the performance of a group of comparable funds selected by Lipper. In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance of each Fund, as well as the performance of a group of comparable funds selected by the Investment Manager. The Board noted that the one-year and, as applicable, three-year returns of each Fund, except the Short-Term Bond Fund, were above or the same as the median of its respective peer group, while the five-year returns, as applicable, of each Fund, were generally below the median of its peer group. The Board noted that the five-year returns of the Institutional Money Market Fund were above median of its peer group. The Board further noted that the one-year and three-year returns of the Short-Term Bond Fund were below the median of its peer group, while the five-year return was above the median of its peer group. In addition, the Board observed that in many instances where a Fund underperformed its peer group, it had only slightly underperformed. The Board also observed that the conservative approach in which the money market Funds were being managed, with an emphasis on safety and liquidity, contributed to the relatively lower performance of the Funds. Taking into account such factors, the Board concluded that the investment performance generated by the Investment Manager was generally satisfactory.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to the management of the Company. The Board was presented with a report prepared by management and reviewed by an independent consultant disclosing the Investment Manager’s profitability. On the basis of management’s and the independent consultant’s representations with respect to the preparation of the report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board considered the amount of profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Company and concluded that the amount of profits was not unreasonable in light of the services provided to the Company.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board noted that the Investment

Manager’s advisory fee rate for each of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund contains breakpoints and, accordingly, reflects the potential for sharing economies of scale, if any, with shareholders as each such Fund grows. The Board concluded that potential economies of scale were passed on to the money market Fund the shareholders in the form of breakpoints to the advisory fee rate. The Board, including the Independent Directors, considered that although the Investment Manager’s advisory fee rate for the Short-Term Bond Fund does not have breakpoints and thus does not include the potential to share economies of scale, if any, through reductions as assets grow, the Board considered that economies of scale, if any, may be shared in a number of ways, including through fee and expense waivers and reimbursements. With respect to each Fund, the Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Funds, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as paid service providers to the Funds, including for example, administrative, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board also considered other benefits potentially derived from an increase in the Investment Manager’s business as a result of the Investment Manager’s relationship with the Company. The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Company and its Funds, such as those noted above, were not unreasonable.

Conclusion

The Board, including all of the Independent Directors, concluded, in light of a weighing and balancing of all factors considered (including those described above), that it was in the best interests of each Fund to approve the Investment Management Agreement for an additional one-year period.

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 5010 Wateridge Vista Drive, San Diego, CA 92121-5775 or by calling 800-431-3500; or TD Ameritrade, Inc., Client Services, P.O. Box 2209, Omaha, NE 68103-2209, or by calling 800-669-3900. The following chart lists Directors and Officers as of June 20, 2013.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
DONALD J. HERREMA c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 60	Chairman and Director	Chairman since: 6/20/13; Director since 3/30/09	Executive Vice Chairman of Kennedy Wilson, International (real estate), since 2009; Senior advisor, Storepoint Capital 2008-2011; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private equity investment firm) since 2004; Managing Director, Head of Private Wealth Management for Morgan Stanley, 2006 through 2008; President of Christ Church since 2008.	18	Director, Spruce Private Investors since 2012; Director, USC Marshall Business School Board since 2010; Director of Lepercq, de Neuflize and Co. since 2009. Trustee of Christ Church since 2008; Chairman and Trustee of Whittier College since 1995.
PETER B.M. EBY c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 75	Director	Since: 6/6/02	Retired.	18	Director of Leon’s Furniture Limited since May 1977; Director of George Weston Limited since May 2000.
JAMES E. KELLY c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 61	Director	Since: 12/18/08	Consultant, financial services attorney and real estate investor; teacher at Empire State College from March 2008 through September 2010; Senior advisor to New York State Banking Department during 2009; Trustee of Albany Law School since 1998, Member of the Nominating Committee 2004 to 2011, Member of the Finance Committee and Chair of the Long Range Planning Committee since 2010, and Member of the Dean Search Committee in 2011; Director from 2002 to 2009 and President from 2004 to 2008 of the Allen Bass Fund, Inc.	18	Chairman of Board Long Range Planning Committee since 2010.
LAWRENCE J. TOAL c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 75	Director	Since: 12/12/95	Retired.	18	None.
Interested Director
Barbara F. Palk††† c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 61	Director	Since: 12/17/10	Senior Vice President — Wholesale Banking TD Bank Group and President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	18	Director of Ontario Teachers' Pension Plan Board since 2011; Queens University; Greenwood College School; The Perimeter Institute; The Shaw Festival; The Canadian Coalition for Good Governance.
†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	Includes companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of April 30, 2013.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

Director and Officers Information
(Unaudited) (concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
KEVIN LEBLANC c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 49	President and Chief Executive Officer	Since: 12/6/11	Chief Administrative Officer of Epoch Investment Partners since March 2013; Chief Operating Officer of the Investment Manager since December 2010; Officer of the Investment Manager since April 2010; Vice Chair of TD Asset Management from 2007 to December 2010.
MAYA GITTENS c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 48	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP.
ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 44	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.
MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 41	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.
CURTIS BARNES c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110 Age: 59	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from May 1995 through September 2007, Vice President, Citi Fund Services Ohio, Inc.
MICHELE R. TEICHNER c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 53	Chief Compliance Officer, Vice President and Assistant Secretary	Since: 6/11/04 (Chief Compliance Officer) and 11/2/99	Since January 2006, Managing Director.
†	The table shows the time period for which each individual has served an Officer. There is no set term of office for Officers.

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TDAMSAR02

Item 2. Code of Ethics.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ Kevin LeBlanc, President

Kevin LeBlanc, President

Date July 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin LeBlanc, President

Kevin LeBlanc, President

Date July 3, 2013

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer

Eric Kleinschmidt, Treasurer

Date July 3, 2013

* Print the name and title of each signing officer under his or her signature.